UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21619

Nuveen Equity Premium Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments 333 West Wacker Drive Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Nuveen Investments 333 West Wacker Drive Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 917-7700

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. SS. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments

Closed-End Funds

Seeks Attractive Quarterly Distributions from an Integrated Index Option and Equity Strategy

Semi-Annual Report

June 30, 2013

Nuveen Equity Premium Income Fund

JPZ

Nuveen Equity Premium Opportunity Fund

JSN

Nuveen Equity Premium Advantage Fund

JLA

Nuveen Equity Premium and Growth Fund

JPG

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Table of Contents

Letter to Shareholders	4
Portfolio Managers' Comments	5
Share Information	7
Risk Considerations	10
Performance Overviews and Holding Summaries	11
Shareholder Meeting Report	15
Portfolios of Investments	16
Statement of Assets & Liabilities	48
Statement of Operations	49
Statement of Changes in Net Assets	50
Financial Highlights	52
Notes to Financial Statements	54
Annual Investment Management Agreement Approval Process	65
Reinvest Automatically, Easily and Conveniently	73
Glossary of Terms Used in this Report	75
Additional Fund Information	79

Letter to Shareholders

Dear Shareholders,

After nine years of serving as lead director and independent chairman of the Nuveen Fund Board, my term of office has come to an end as of June 30, 2013. It has been a privilege to use this space to communicate with you on some of the broad economic trends in the U.S. and abroad and how they are impacting the investment environment in which your funds operate. In addition, I have enjoyed offering some perspective on how your Board views the various Nuveen investment teams as they apply their investment disciplines in that investment environment.

My term has coincided with a particularly challenging period for both mutual fund sponsors and investors. Since 2000 there have been three periods of unusually strong stock market growth and two major market declines. Recent years have been characterized by a search for yield in fixed income securities to compensate for an extended period of very low interest rates. Funds are investing more in foreign and emerging markets that require extensive research capabilities to overcome the more limited transparency and higher volatility in those markets. New fund concepts often incorporate derivative financial instruments that offer efficient ways to hedge investment risk or gain exposure to selected markets. Fund trading teams operate in many new domestic and international venues with quite different characteristics. Electronic trading and global communication networks mean that fund managers must be able to thrive in financial markets that react instantaneously to newsworthy events and are more interconnected than ever.

Nuveen has committed additional resources to respond to these changes in the fund industry environment. It has added IT and research resources to assemble and evaluate the increased flow of detailed information on economies, markets and individual companies. Based on its experience during the financial crisis of 2008-09, Nuveen has expanded its resources dedicated to valuing and trading portfolio securities with a particular focus on stressed financial market conditions. It has added systems and experienced risk management professionals to work with investment teams to better help evaluate whether their funds' risk exposures are appropriate in view of the return targets. The investment teams have also reflected on recent experience to reaffirm or modify their investment disciplines. Finally, experienced professionals and IT resources have been added to address new regulatory requirements designed to better inform and protect investors. The Nuveen Fund Board has enthusiastically encouraged these initiatives.

The Board has always viewed itself as your representatives to assure that Nuveen brings together experienced people, proven technologies and effective processes designed to produce results that meet investor expectations. It is important to note that our activities are highlighted by the annual contract renewal process. Despite its somewhat formal language, I strongly encourage you to read the summary because it offers an insight into our oversight process. The report is included in the back of this shareholder report. The renewal process is very comprehensive and includes a number of evaluations and discussions between the Board and Nuveen during the year. The summary also describes what has been achieved across the Nuveen fund complex and at individual funds such as yours.

As I leave the chairmanship and resume my role as a member of the Board, please be assured that I and my fellow Board members will continue to hold your interests uppermost in our minds as we oversee the management of your funds and that we greatly appreciate your confidence in your Nuveen fund.

Very sincerely,

Robert P. Bremner
August 22, 2013

Nuveen Investments

Portfolio Managers' Comments

Nuveen Equity Premium Income Fund (JPZ)
Nuveen Equity Premium Opportunity Fund (JSN)
Nuveen Equity Premium Advantage Fund (JLA)
Nuveen Equity Premium and Growth Fund (JPG)

These Funds feature portfolio management by Gateway Investment Advisers, LLC. Kenneth H. Toft and Michael T. Buckius are co-portfolio managers for all four Funds. During the reporting period, effective February 21, 2013, J. Patrick Rogers no longer serves as a portfolio manager of the Funds. Each Fund's investment objectives and investment strategies remain unchanged.

Here they discuss their management strategies and the performance of the Funds for the six-month reporting period ended June 30, 2013.

What key strategies were used to manage the Funds during this six-month reporting period ended June 30, 2013?

Each Fund invests in an equity portfolio and writes (sells) index call options against all or a portion of the notional value of its stock portfolio. The premium generated by the index call options is intended to supplement the dividend yield on the underlying stock portfolio to support each Fund's distribution policy and to provide the potential for growth in value during rising markets and/or risk mitigation in the event of a market decline. These strategies remained consistent for each Fund throughout the period.

For JPZ and JPG, the equity portfolio seeks to track the price movements of the S&P 500® Index. The JSN equity portfolio is invested to replicate the price performance of a custom index consisting of 75% S&P 500® Index and 25% NASDAQ-100 Index (NDX). JLA seeks to replicate a 50/50 blend of the S&P 500® Index and the NDX. JPZ, JSN and JLA actively write (sell) listed index call options against the entire value of their stock portfolios. JPG differs in that its index option hedging activity is applied to 80% of equity portfolio valuation.

The writing of call options on a broad equity index, while investing in a portfolio of equities, has the potential to enhance returns while exposing the Funds to less risk. Those portions of the Funds subject to the overwrite sacrifice some of their upside potential in return for premium received for the written index call options. The downside is buffered by the amount of the cash flow premium received. In flat or declining markets, the option premium can enhance total returns relative to the comparative index. In rising markets, the options can hurt the Funds' total return relative to their comparative index.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Nuveen Investments

How did the Funds perform during this six-month reporting period ended June 30, 2013?

The tables in the Performance Overview and Holding Summaries section of this report provide total return performance for the Funds for the six-month, one-year, five-year and since inception periods ended June 30, 2013. For the six-month period ended June 30, 2013, the Funds' shares at net asset value (NAV) underperformed their respective comparative unhedged equity indexes. The two referenced indexes, the S&P 500® Index and the NDX, both advanced significantly, primarily on the strength of strong first-quarter performance. Concurrently, implied volatility, which affects option premiums on both indexes, was slightly below historical averages, primarily due to the presence of ample central bank liquidity. For the first six months of 2013, the Chicago Board Options Exchange Volatility Index (the "VIX") averaged 14.20 while the Chicago Board Options Exchange NDX Volatility Index (the "VXN") averaged 15.27. Nevertheless, rising equity markets and modest option premiums were sufficient so that the four Funds produced positive returns for the reporting period. Most importantly, all four Funds delivered their returns with less risk than long only equities and, like the referenced indexes, most of their returns occurred during the first quarter.

Also impacting performance was low implied volatility, which reduced the amount of option premium available to earn during the first six months of 2013. During the second quarter, market reversals were particularly problematic. These whipsaws were challenging for the Funds' call selling because, on the upside, performance was capped by at-the-money strike prices while, on the downside, declines were limited by the amount of premium earned.

Most of the underperformance for all four strategies was attributable to writing call options relative to equity only benchmarks such as the S&P 500 Index or a blend of the S&P 500 Index and the NASDAQ 100 Index. However, compared to 100% hedged passive equity indices, such as the CBOE S&P 500 BuyWrite Index (BXM) and the CBOE NASDAQ-100 BuyWrite Index (BXN), all four strategies exceeded the returns of the corresponding hedged equity index (or blend of the two hedged equity indices as in the case of JSN and JLA) for the six month period ending June 30, 2013. BXM returned approximately 4.9% and BXN returned approximately 5.0% for the six month period ending June 30, 2013.

Nuveen Investments

Share Information

Distribution Information

The following information regarding each Fund's distributions is current as of June 30, 2013, and likely will vary over time based on the Fund's investment activities and portfolio investment value changes.

During the current reporting period, the Funds' quarterly dividends to shareholders were as shown in the accompanying table.

	Per Share Amounts
	JPZ	JSN	JLA	JPG
March	$0.2710	$0.2790	$0.2840	$0.2800
June	0.2710	0.2790	0.2840	0.2800
Current Distribution Rate*	8.62%	9.04%	9.21%	8.12%

*  Current Distribution Rate is based on the Funds' current annualized quarterly distribution divided by the Funds' current market price. The Funds' quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the fiscal year the Funds' cumulative net ordinary income and net realized gains are less than the amount of the Funds' distributions, a return of capital for tax purposes.

Each Fund has a managed distribution program. The goal of this program is to provide shareholders with relatively consistent and predictable cash flow by systematically converting the Fund's expected long-term return potential into regular distributions. As a result, regular distributions throughout the year are likely to include a portion of expected long-term gains (both realized and unrealized), along with net investment income.

Important points to understand about the managed distribution program are:

•  Each Fund seeks to establish a relatively stable distribution rate that roughly corresponds to the projected total return from its investment strategy over an extended period of time. However, you should not draw any conclusions about a Fund's past or future investment performance from its current distribution rate.

•  Actual returns will differ from projected long-term returns (and therefore a Fund's distribution rate), at least over shorter time periods. Over a specific timeframe, the difference between actual returns and total distributions will be reflected in an increasing (returns exceed distributions) or a decreasing (distributions exceed returns) Fund net asset value.

•  Each distribution is expected to be paid from some or all of the following sources:

•  net investment income (regular interest and dividends),

•  realized capital gains, and

•  unrealized gains, or, in certain cases, a return of principal (non-taxable distributions).

•  A non-taxable distribution is a payment of a portion of a Fund's capital. When a Fund's returns exceed distributions, it may represent portfolio gains generated, but not realized as a taxable capital gain. In periods when a Fund's return falls short of distributions, the shortfall will represent a portion of your original principal, unless the shortfall is offset during other time periods over the life of your investment (previous or subsequent) when a Fund's total return exceeds distributions.

Nuveen Investments

•  Because distribution source estimates are updated during the year based on a Fund's performance and forecast for its current fiscal year (which is the calendar year for each Fund), estimates on the nature of your distributions provided at the time distributions are paid may differ from both the tax information reported to you in your Fund's IRS Form 1099 statement provided at year end, as well as the ultimate economic sources of distributions over the life of your investment.

The following table provides estimated information regarding each Fund's distributions and total return performance for the six months ended June 30, 2013. This information is provided on a tax basis rather than a generally accepted accounting principles (GAAP) basis. This information is intended to help you better understand whether the Funds' returns for the specified time period were sufficient to meet each Fund's distributions.

As of June 30, 2013	JPZ	JSN	JLA	JPG
Inception date	10/26/04	1/26/05	5/25/05	11/22/05
Six months ended June 30, 2013:
Per share distribution:
From net investment income	$0.10	$0.08	$0.07	$0.11
From realized capital gains	0.00	0.00	0.16	0.00
Return of capital	0.44	0.48	0.34	0.45
Total per share distribution	$0.54	$0.56	$0.57	$0.56
Annualized distribution rate on NAV	8.09%	8.46%	8.45%	7.52%
Average annual total returns:
6-Month (Cumulative) on NAV	5.82%	5.92%	5.49%	7.69%
1-Year on NAV	9.44%	9.51%	8.58%	11.96%
5-Year on NAV	4.69%	4.31%	4.90%	5.15%
Since inception on NAV	5.04%	5.14%	5.20%	4.93%

Share Repurchases

As of June 30, 2013, and since the inception of the Funds' repurchase programs, the Funds have cumulatively repurchased and retired their outstanding shares as shown in the accompanying table.

Fund	Shares Repurchased and Retired	% of Shares Authorized for Repurchase
JPZ	460,238	1.2%
JSN	550,600	0.8%
JLA	462,633	1.8%
JPG	383,763	2.4%

During the current reporting period, the Funds did not repurchase any of their outstanding shares.

Nuveen Investments

Other Share Information

As of June 30, 2013, and during the current reporting period, the Funds' share prices were trading at a premium/(discount) to their NAVs as shown in the accompanying table.

	JPZ	JSN	JLA	JPG
Share NAV	$13.35	$13.24	$13.49	$14.90
Share Price	$12.57	$12.35	$12.34	$13.80
Premium/(Discount) to NAV	(5.84)%	(6.72)%	(8.52)%	(7.38)%
6-Month Average Premium/(Discount) to NAV	(6.45)%	(6.40)%	(8.36)%	(8.41)%

Nuveen Investments

Risk Considerations

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Shares of closed-end funds are subject to investment risks, including the possible loss of principal invested. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks including:

Investment, Market and Price Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the corporate securities owned by the Funds, which generally trade in the over-the-counter markets. Shares of closed-end investment companies like the Funds frequently trade at a discount to NAV. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations. This is particularly true for funds employing a managed distribution program.

Common Stock Risk. Common stock returns often have experienced significant volatility.

Call Option Risk. The value of call options sold (written) by the Funds will fluctuate. The Funds may not participate in any appreciation of their equity portfolios as fully as they would if the Funds did not sell call options. In addition, the Funds will continue to bear the risk of declines in the value of their equity portfolio.

Index Call Option Risk. Because index options are settled in cash, sellers of index call options, such as the Funds, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities.

Derivatives Strategy Risk. Derivative securities, such as calls, puts, warrants, swaps and forwards, carry risks different from, and possibly greater than, the risks associated with the underlying investments.

Reinvestment Risk. If market interest rates decline, income earned from a Fund's portfolio may be reinvested at rates below that of the original bond that generated the income.

Nuveen Investments

Nuveen Equity Premium Income Fund (JPZ)

Performance Overview and Holding Summaries as of June 30, 2013

Average Annual Total Returns as of June 30, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception[3]
JPZ at NAV	5.82%	9.44%	4.69%	5.04%
JPZ at Share Price	10.84%	13.23%	6.70%	4.35%
S&P 500® Index	13.82%	20.60%	7.01%	6.55%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index return information is provided for the Fund's shares at NAV only. Indexes are not available for direct investment.

Share Price Performance — Weekly Closing Price

Portfolio Allocation1

(as a % of net assets)

Common Stocks	98.7%
Short-Term Investments	5.3%
Call Options Written	(2.1)%
Other[4]	(1.9)%
Portfolio Composition[1,2] (as a % of total investments)
Oil, Gas & Consumable Fuels	7.9%
Pharmaceuticals	6.3%
Diversified Financial Services	4.6%
IT Services	3.8%
Software	3.4%
Diversified Telecommunication Services	3.2%
Media	3.2%
Computers & Peripherals	3.0%
Commercial Banks	2.8%
Beverages	2.7%
Real Estate Investment Trust	2.6%
Aerospace & Defense	2.5%
Specialty Retail	2.5%
Internet Software & Services	2.5%
Industrial Conglomerates	2.4%
Semiconductors & Equipment	2.2%
Insurance	2.2%
Chemicals	2.2%
Communications Equipment	2.2%
Energy Equipment & Services	2.1%
Machinery	2.1%
Tobacco	2.0%
Capital Markets	2.0%
Short-Term Investments	5.1%
Other	24.5%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.

1  Holdings are subject to change.

2  Excluding investments in derivatives.

3  Since inception returns are from 10/26/04.

4  Other assets less liabilities.

Nuveen Investments

Nuveen Equity Premium Opportunity Fund (JSN)

Performance Overview and Holding Summaries as of June 30, 2013

Average Annual Total Returns as of June 30, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception[3]
JSN at NAV	5.92%	9.51%	4.31%	5.14%
JSN at Share Price	6.95%	13.42%	6.01%	4.31%
JSN Blended Index (Comparative Index)	12.70%	18.22%	7.74%	6.60%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index return information is provided for the Fund's shares at NAV only. Indexes are not available for direct investment.

Share Price Performance — Weekly Closing Price

Portfolio Allocation1

(as a % of net assets)

Common Stocks	97.9%
Short-Term Investments	6.0%
Call Options Written	(2.0)%
Other[4]	(1.9)%
Portfolio Composition[1,2] (as a % of total investments)
Software	6.5%
Computers & Peripherals	5.9%
Oil, Gas & Consumable Fuels	5.3%
Pharmaceuticals	5.0%
Internet Software & Services	4.7%
Communications Equipment	3.6%
Media	3.5%
IT Services	3.4%
Semiconductors & Equipment	3.3%
Diversified Financial Services	3.1%
Biotechnology	2.9%
Insurance	2.5%
Specialty Retail	2.1%
Commercial Banks	2.1%
Health Care Providers & Services	2.1%
Diversified Telecommunication Services	2.0%
Internet & Catalog Retail	2.0%
Aerospace & Defense	1.9%
Beverages	1.9%
Machinery	1.8%
Household Products	1.7%
Food & Staples Retailing	1.7%
Energy Equipment & Services	1.6%
Short-Term Investments	5.8%
Other	23.6%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.

1  Holdings are subject to change.

2  Excluding investments in derivatives.

3  Since inception returns are from 1/26/05.

4  Other assets less liabilities.

Nuveen Investments

Nuveen Equity Premium Advantage Fund (JLA)

Performance Overview and Holding Summaries as of June 30, 2013

Average Annual Total Returns as of June 30, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception[3]
JLA at NAV	5.49%	8.58%	4.90%	5.20%
JLA at Share Price	8.49%	12.44%	6.04%	4.16%
JLA Blended Index (Comparative Index)	11.58%	15.87%	8.42%	7.21%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index return information is provided for the Fund's shares at NAV only. Indexes are not available for direct investment.

Share Price Performance — Weekly Closing Price

Portfolio Allocation1

(as a % of net assets)

Common Stocks	98.6%
Short-Term Investments	5.3%
Call Options Written	(1.9)%
Other[4]	(2.0)%
Portfolio Composition[1,2] (as a % of total investments)
Software	9.7%
Computers & Peripherals	7.5%
Internet Software & Services	7.3%
Semiconductors & Equipment	5.5%
Media	4.9%
Communications Equipment	4.8%
Biotechnology	4.4%
Oil, Gas & Consumable Fuels	4.1%
Pharmaceuticals	3.9%
IT Services	3.1%
Internet & Catalog Retail	2.6%
Health Care Providers & Services	2.5%
Diversified Financial Services	2.3%
Specialty Retail	1.8%
Food & Staples Retailing	1.7%
Electrical Equipment	1.7%
Commercial Banks	1.7%
Hotels, Restaurants & Leisure	1.6%
Short-Term Investments	5.1%
Other	23.8%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.

1  Holdings are subject to change.

2  Excluding investments in derivatives.

3  Since inception returns are from 5/25/05.

4  Other assets less liabilities.

Nuveen Investments

Nuveen Equity Premium and Growth Fund (JPG)

Performance Overview and Holding Summaries as of June 30, 2013

Average Annual Total Returns as of June 30, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception[3]
JPG at NAV	7.69%	11.96%	5.15%	4.93%
JPG at Share Price	11.12%	17.12%	6.96%	4.01%
S&P 500® Index	13.82%	20.60%	7.01%	5.45%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index return information is provided for the Fund's shares at NAV only. Indexes are not available for direct investment.

Share Price Performance — Weekly Closing Price

Portfolio Allocation1

(as a % of net assets)

Common Stocks	98.3%
Short-Term Investments	5.2%
Call Options Written	(1.7)%
Other[4]	(1.8)%
Portfolio Composition[1,2] (as a % of total investments)
Oil, Gas & Consumable Fuels	8.5%
Pharmaceuticals	6.1%
Diversified Financial Services	4.6%
Insurance	3.8%
Software	3.7%
IT Services	3.6%
Computers & Peripherals	3.2%
Diversified Telecommunication Services	3.1%
Aerospace & Defense	2.7%
Commercial Banks	2.7%
Internet Software & Services	2.6%
Specialty Retail	2.6%
Media	2.5%
Machinery	2.4%
Health Care Providers & Services	2.4%
Chemicals	2.4%
Beverages	2.3%
Semiconductors & Equipment	2.3%
Communications Equipment	2.3%
Real Estate Investment Trust	2.2%
Household Products	2.1%
Tobacco	2.1%
Short-Term Investments	5.0%
Other	24.8%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.

1  Holdings are subject to change.

2  Excluding investments in derivatives.

3  Since inception returns are from 11/22/05.

4  Other assets less liabilities.

Nuveen Investments

JPZ
JSN

JLA

JPG

Shareholder Meeting Report

The annual meeting of shareholders was held in the offices of Nuveen Investments on April 3, 2013; at this meeting the shareholders were asked to vote on the election of Board Members.

	JPZ	JSN	JLA	JPG
	Common Shares	Common Shares	Common Shares	Common Shares
Approval of the Board Members was reached as follows:
William C. Hunter
For	33,506,869	57,566,929	23,181,576	14,985,693
Withhold	805,434	1,345,936	556,920	220,517
Total	34,312,303	58,912,865	23,738,496	15,206,210
Judith M. Stockdale
For	33,505,293	57,617,838	23,181,968	15,009,943
Withhold	807,010	1,295,027	556,528	196,267
Total	34,312,303	58,912,865	23,738,496	15,206,210
Carole E. Stone
For	33,432,348	57,559,605	23,195,696	14,994,097
Withhold	879,955	1,353,260	542,800	212,113
Total	34,312,303	58,912,865	23,738,496	15,206,210
Virginia L. Stringer
For	33,480,215	57,626,759	23,203,597	14,997,449
Withhold	832,088	1,286,106	534,899	208,761
Total	34,312,303	58,912,865	23,738,496	15,206,210

Nuveen Investments

JPZ

Nuveen Equity Premium Income Fund

Portfolio of Investments

  June 30, 2013 (Unaudited)

Shares	Description (1)	Value
	Common Stocks – 98.7% (5)
	Aerospace & Defense – 2.6%
44,366	Boeing Company	$4,544,853
44,474	Honeywell International Inc.	3,528,567
32,905	Raytheon Company	2,175,679
35,076	United Technologies Corporation	3,259,963
	Total Aerospace & Defense	13,509,062
	Air Freight & Logistics – 0.7%
41,809	United Parcel Service, Inc., Class B	3,615,642
	Airlines – 0.0%
3,957	United Continental Holdings Inc., (2)	123,815
	Auto Components – 0.2%
30,296	Cooper Tire & Rubber	1,004,918
	Automobiles – 0.8%
185,001	Ford Motor Company	2,861,965
8,800	General Motors Company, (2)	293,128
16,861	Harley-Davidson, Inc.	924,320
	Total Automobiles	4,079,413
	Beverages – 2.8%
180,676	Coca-Cola Company	7,246,914
14,723	Monster Beverage Corporation, (2)	894,717
75,742	PepsiCo, Inc.	6,194,938
	Total Beverages	14,336,569
	Biotechnology – 1.8%
40,799	Amgen Inc.	4,025,229
22,699	Celgene Corporation, (2)	2,653,740
47,374	Gilead Sciences, Inc., (2)	2,426,023
	Total Biotechnology	9,104,992
	Building Products – 0.2%
42,748	Masco Corporation	833,159
	Capital Markets – 2.0%
99,725	Charles Schwab Corporation	2,117,162
20,622	Goldman Sachs Group, Inc.	3,119,078
35,138	Legg Mason, Inc.	1,089,629
100,638	Morgan Stanley	2,458,586
38,635	Waddell & Reed Financial, Inc., Class A	1,680,623
	Total Capital Markets	10,465,078
	Chemicals – 2.3%
48,008	Dow Chemical Company	1,544,417
42,638	E.I. Du Pont de Nemours and Company	2,238,495

Nuveen Investments

Shares	Description (1)	Value
	Chemicals (continued)
34,457	Eastman Chemical Company	$2,412,335
22,507	Monsanto Company	2,223,692
53,293	Olin Corporation	1,274,769
60,403	RPM International, Inc.	1,929,272
	Total Chemicals	11,622,980
	Commercial Banks – 2.9%
33,724	Comerica Incorporated	1,343,227
16,998	HSBC Holdings PLC, Sponsored ADR	882,196
17,184	PNC Financial Services Group, Inc.	1,253,057
95,133	U.S. Bancorp	3,439,058
196,464	Wells Fargo & Company	8,108,069
	Total Commercial Banks	15,025,607
	Commercial Services & Supplies – 0.5%
3,177	Avery Dennison Corporation	135,849
3,549	Deluxe Corporation	122,973
40,642	Pitney Bowes Inc.	596,625
16,031	R.R. Donnelley & Sons Company	224,594
35,497	Waste Management, Inc.	1,431,594
	Total Commercial Services & Supplies	2,511,635
	Communications Equipment – 2.3%
14,156	ADTRAN, Inc.	348,379
3,408	Ciena Corporation, (2)	66,183
222,389	Cisco Systems, Inc.	5,406,277
11,034	JDS Uniphase Corporation, (2)	158,669
21,303	Motorola Solutions Inc.	1,229,822
71,809	QUALCOMM, Inc.	4,386,094
	Total Communications Equipment	11,595,424
	Computers & Peripherals – 3.2%
32,229	Apple, Inc.	12,765,262
67,332	Dell Inc.	898,882
108,453	EMC Corporation	2,561,660
	Total Computers & Peripherals	16,225,804
	Consumer Finance – 0.6%
23,246	American Express Company	1,737,871
32,690	Discover Financial Services	1,557,352
	Total Consumer Finance	3,295,223
	Containers & Packaging – 0.4%
37,972	Packaging Corp. of America	1,859,109
5,718	Sonoco Products Company	197,671
	Total Containers & Packaging	2,056,780
	Distributors – 0.4%
29,044	Genuine Parts Company	2,267,465
	Diversified Consumer Services – 0.0%
7,623	Apollo Group, Inc., Class A, (2)	135,080
	Diversified Financial Services – 4.8%
414,679	Bank of America Corporation	5,332,772
112,577	Citigroup Inc.	5,400,319
33,950	CME Group, Inc.	2,579,521

Nuveen Investments

JPZ

Nuveen Equity Premium Income Fund (continued)

Portfolio of Investments June 30, 2013 (Unaudited)

Shares	Description (1)	Value
	Diversified Financial Services (continued)
163,114	JPMorgan Chase & Co.	$8,610,788
39,312	Leucadia National Corporation	1,030,761
40,722	New York Stock Exchange Euronext	1,685,891
	Total Diversified Financial Services	24,640,052
	Diversified Telecommunication Services – 3.3%
248,747	AT&T Inc.	8,805,644
24,804	CenturyLink Inc.	876,821
250,097	Frontier Communications Corporation	1,012,893
123,469	Verizon Communications Inc.	6,215,429
18,198	Windstream Corporation	140,307
	Total Diversified Telecommunication Services	17,051,094
	Electric Utilities – 1.6%
55,280	Duke Energy Corporation	3,731,400
27,323	Great Plains Energy Incorporated	615,860
19,046	OGE Energy Corp.	1,298,937
80,800	Pepco Holdings, Inc.	1,628,928
20,004	Southern Company	882,777
	Total Electric Utilities	8,157,902
	Electrical Equipment – 0.5%
28,305	Emerson Electric Company	1,543,755
14,553	Rockwell Automation, Inc.	1,209,936
	Total Electrical Equipment	2,753,691
	Electronic Equipment & Instruments – 0.3%
118,215	Corning Incorporated	1,682,199
	Energy Equipment & Services – 2.1%
6,964	Diamond Offshore Drilling, Inc.	479,054
18,452	Ensco International PLC, Class A, Sponsored ADR	1,072,430
79,215	Halliburton Company	3,304,850
16,059	Patterson-UTI Energy, Inc.	310,822
68,690	Schlumberger Limited	4,922,325
16,157	Tidewater Inc.	920,464
	Total Energy Equipment & Services	11,009,945
	Food & Staples Retailing – 1.4%
39,079	CVS Caremark Corporation	2,234,537
38,696	SUPERVALU INC., (2)	240,689
59,540	Wal-Mart Stores, Inc.	4,435,135
	Total Food & Staples Retailing	6,910,361
	Food Products – 1.0%
37,375	Kraft Foods Inc., Class A	2,088,141
112,127	Mondelez International Inc.	3,198,983
	Total Food Products	5,287,124
	Gas Utilities – 1.0%
36,031	AGL Resources Inc.	1,544,289
12,516	Atmos Energy Corporation	513,907
22,995	National Fuel Gas Company	1,332,560
38,518	ONEOK, Inc.	1,591,179
	Total Gas Utilities	4,981,935

Nuveen Investments

Shares	Description (1)	Value
	Health Care Equipment & Supplies – 1.6%
72,041	Abbott Laboratories	$2,512,790
4,460	Hologic Inc., (2)	86,078
3,342	Intuitive Surgical, Inc., (2)	1,692,990
78,706	Medtronic, Inc.	4,050,998
	Total Health Care Equipment & Supplies	8,342,856
	Health Care Providers & Services – 2.0%
6,002	Aetna Inc.	381,367
6,901	Brookdale Senior Living Inc., (2)	182,462
33,153	Express Scripts, (2)	2,045,209
13,578	HCA Holdings Inc.	489,623
1,116	Henry Schein Inc., (2)	106,857
39,267	Kindred Healthcare Inc., (2)	515,576
71,299	UnitedHealth Group Incorporated	4,668,658
25,221	Wellpoint Inc.	2,064,087
	Total Health Care Providers & Services	10,453,839
	Health Care Technology – 0.0%
114	Cerner Corporation, (2)	10,954
	Hotels, Restaurants & Leisure – 1.3%
22,200	Carnival Corporation	761,238
42,761	International Game Technology	714,536
2,272	Interval Leisure Group Inc.	45,258
53,750	McDonald's Corporation	5,321,250
	Total Hotels, Restaurants & Leisure	6,842,282
	Household Durables – 0.8%
2,990	Garmin Limited	108,118
64,653	Newell Rubbermaid Inc.	1,697,141
13,864	Tupperware Corporation	1,077,094
11,356	Whirlpool Corporation	1,298,672
	Total Household Durables	4,181,025
	Household Products – 1.9%
29,756	Colgate-Palmolive Company	1,704,721
11,711	Kimberly-Clark Corporation	1,137,607
90,419	Procter & Gamble Company	6,961,359
	Total Household Products	9,803,687
	Industrial Conglomerates – 2.5%
38,964	3M Co.	4,260,713
367,915	General Electric Company	8,531,949
57	Siemens AG, Sponsored ADR	5,775
	Total Industrial Conglomerates	12,798,437
	Insurance – 2.3%
47,749	Allstate Corporation	2,297,682
8,871	Arthur J. Gallagher & Co.	387,574
36,694	Fidelity National Title Group Inc., Class A	873,684
20,464	Hartford Financial Services Group, Inc.	632,747
13,665	Kemper Corporation	468,026
44,881	Lincoln National Corporation	1,636,810
63,707	Marsh & McLennan Companies, Inc.	2,543,183
35,546	Travelers Companies, Inc.	2,840,836
	Total Insurance	11,680,542

Nuveen Investments

JPZ

Nuveen Equity Premium Income Fund (continued)

Portfolio of Investments June 30, 2013 (Unaudited)

Shares	Description (1)	Value
	Internet & Catalog Retail – 1.3%
14,883	Amazon.com, Inc., (2)	$4,132,860
3,103	HSN, Inc.	166,693
2,786	Priceline.com Incorporated, (2)	2,304,384
	Total Internet & Catalog Retail	6,603,937
	Internet Software & Services – 2.6%
10,937	Akamai Technologies, Inc., (2)	465,369
49,259	eBay Inc., (2)	2,547,675
8,710	Google Inc., Class A, (2)	7,668,023
44,605	United Online, Inc.	338,106
5,616	ValueClick, Inc., (2)	138,603
10,002	VeriSign, Inc., (2)	446,689
71,826	Yahoo! Inc., (2)	1,803,551
	Total Internet Software & Services	13,408,016
	IT Services – 4.0%
1,600	Alliance Data Systems Corporation, (2)	289,648
34,359	Automatic Data Processing, Inc.	2,365,961
17,199	Cognizant Technology Solutions Corporation, Class A, (2)	1,076,829
32,696	Fidelity National Information Services	1,400,697
38,580	International Business Machines Corporation (IBM)	7,373,024
3,197	Lender Processing Services Inc.	103,423
5,819	MasterCard, Inc.	3,343,015
42,671	Paychex, Inc.	1,558,345
16,519	Visa Inc., Class A	3,018,847
	Total IT Services	20,529,789
	Leisure Equipment & Products – 0.4%
19,609	Polaris Industries Inc.	1,862,855
	Machinery – 2.1%
15,616	Caterpillar Inc.	1,288,164
15,272	Cummins Inc.	1,656,401
20,884	Deere & Company	1,696,825
13,600	Graco Inc.	859,656
13,107	Ingersoll Rand Company Limited, Class A	727,701
16,893	Parker Hannifin Corporation	1,611,592
11,767	Snap-on Incorporated	1,051,734
5,979	SPX Corporation	430,368
12,948	Stanley Black & Decker Inc.	1,000,880
12,000	Timken Company	675,360
	Total Machinery	10,998,681
	Media – 3.3%
44,936	CBS Corporation, Class B	2,196,022
114,249	Comcast Corporation, Class A	4,784,748
6,400	DISH Network Corp, Class A	272,128
39,613	New York Times, Class A, (2)	438,120
8,100	News Corporation, Class B	265,842
35,396	Omnicom Group, Inc.	2,225,347
114,479	Regal Entertainment Group, Class A	2,049,174
73,604	Walt Disney Company	4,648,093
	Total Media	16,879,474
	Metals & Mining – 0.7%
88,284	Alcoa Inc.	690,381
29,074	Freeport-McMoRan Copper & Gold, Inc.	802,733
6,726	Newmont Mining Corporation	201,444

Nuveen Investments

Shares	Description (1)	Value
	Metals & Mining (continued)
24,595	Nucor Corporation	$1,065,455
32,749	Southern Copper Corporation	904,527
	Total Metals & Mining	3,664,540
	Multiline Retail – 1.2%
4,000	Family Dollar Stores, Inc.	249,240
36,680	Macy's, Inc.	1,760,640
25,718	Nordstrom, Inc.	1,541,537
8,076	Sears Holding Corporation, (2)	339,838
30,023	Target Corporation	2,067,384
	Total Multiline Retail	5,958,639
	Multi-Utilities – 1.4%
40,212	Ameren Corporation	1,384,901
22,660	Consolidated Edison, Inc.	1,321,305
30,824	Integrys Energy Group, Inc.	1,804,129
15,734	Northwestern Corporation	627,787
60,347	Public Service Enterprise Group Incorporated	1,970,933
	Total Multi-Utilities	7,109,055
	Oil, Gas & Consumable Fuels – 8.2%
9,051	Cenovus Energy Inc.	258,135
75,513	Chevron Corporation	8,936,208
59,011	ConocoPhillips	3,570,166
39,168	CONSOL Energy Inc.	1,061,453
22,581	Continental Resources Inc., (2)	1,943,321
16,151	EnCana Corporation	273,598
20,469	EOG Resources, Inc.	2,695,358
170,355	Exxon Mobil Corporation	15,391,574
36,332	Occidental Petroleum Corporation	3,241,904
38,405	Phillips 66	2,262,439
4,626	Total SA, Sponsored ADR	225,286
69,748	Valero Energy Corporation	2,425,138
	Total Oil, Gas & Consumable Fuels	42,284,580
	Pharmaceuticals – 6.6%
72,041	AbbVie Inc.	2,978,175
111,190	Bristol-Myers Squibb Company	4,969,081
41,183	Eli Lilly and Company	2,022,909
116,804	Johnson & Johnson	10,028,791
132,433	Merck & Company Inc.	6,151,513
270,678	Pfizer Inc.	7,581,691
	Total Pharmaceuticals	33,732,160
	Professional Services – 0.1%
3,665	Manpower Inc.	200,842
6,949	Resources Connection, Inc.	80,608
	Total Professional Services	281,450
	Real Estate Investment Trust – 2.8%
96,573	Annaly Capital Management Inc.	1,213,923
39,521	Brandywine Realty Trust	534,324
44,183	CapLease Inc.	372,905
25,456	CommonWealth REIT	588,543
55,131	CubeSmart	880,993
15,432	Health Care REIT, Inc.	1,034,407
47,225	Healthcare Realty Trust, Inc.	1,204,238

Nuveen Investments

JPZ

Nuveen Equity Premium Income Fund (continued)

Portfolio of Investments June 30, 2013 (Unaudited)

Shares	Description (1)	Value
	Real Estate Investment Trust (continued)
45,684	Hospitality Properties Trust	$1,200,576
88,469	Lexington Corporate Properties Trust	1,033,318
27,077	Liberty Property Trust	1,000,766
17,263	Medical Properties Trust Inc.	247,206
28,311	MFA Mortgage Investments, Inc.	239,228
26,716	Senior Housing Properties Trust	692,746
11,215	Sun Communities Inc.	558,058
25,238	Ventas Inc.	1,753,031
54,475	Weyerhaeuser Company	1,551,993
	Total Real Estate Investment Trust	14,106,255
	Road & Rail – 1.0%
17,765	Norfolk Southern Corporation	1,290,627
24,329	Union Pacific Corporation	3,753,478
	Total Road & Rail	5,044,105
	Semiconductors & Equipment – 2.3%
25,275	Analog Devices, Inc.	1,138,892
96,369	Applied Materials, Inc.	1,436,862
21,444	Broadcom Corporation, Class A	723,949
213,873	Intel Corporation	5,180,004
12,846	Intersil Holding Corporation, Class A	100,456
3,087	Lam Research Corporation, (2)	136,878
24,776	Microchip Technology Incorporated	922,906
27,856	NVIDIA Corporation	390,820
51,579	Texas Instruments Incorporated	1,798,560
	Total Semiconductors & Equipment	11,829,327
	Software – 3.5%
23,572	Adobe Systems Incorporated, (2)	1,073,940
18,599	Autodesk, Inc., (2)	631,250
304,276	Microsoft Corporation	10,506,650
146,688	Oracle Corporation	4,506,255
37,900	Salesforce.com, Inc., (2)	1,447,022
	Total Software	18,165,117
	Specialty Retail – 2.6%
18,330	Abercrombie & Fitch Co., Class A	829,433
41,497	American Eagle Outfitters, Inc.	757,735
21,475	Best Buy Co., Inc.	586,912
7,749	CST Brands Inc., (2)	238,747
50,218	Home Depot, Inc.	3,890,388
36,675	Limited Brands Inc.	1,806,244
71,238	Lowe's Companies, Inc.	2,913,634
472	Ross Stores, Inc.	30,590
13,465	Tiffany & Co.	980,791
28,637	TJX Companies, Inc.	1,433,568
	Total Specialty Retail	13,468,042
	Textiles, Apparel & Luxury Goods – 0.2%
7,159	Cherokee Inc.	91,492
3,766	VF Corporation	727,064
	Total Textiles, Apparel & Luxury Goods	818,556

Nuveen Investments

Shares	Description (1)	Value
	Thrifts & Mortgage Finance – 0.2%
36,703	Hudson City Bancorp, Inc.	$336,199
60,610	New York Community Bancorp Inc.	848,540
	Total Thrifts & Mortgage Finance	1,184,739
	Tobacco – 2.1%
97,022	Altria Group, Inc.	3,394,800
69,806	Philip Morris International	6,046,596
20,787	Reynolds American Inc.	1,005,467
5,109	Vector Group Ltd.	82,868
	Total Tobacco	10,529,731
	Wireless Telecommunication Services – 0.0%
5,500	USA Mobility Inc.	74,635
	Total Common Stocks (cost $348,158,368)	506,930,254

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 5.3%
$27,177	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/13, repurchase price $27,177,065, collateralized by $28,215,000 U.S. Treasury Notes, 1.000%, due 5/31/18, value $27,721,238	0.010%	7/01/13	$27,177,042
	Total Short-Term Investments (cost $27,177,042)			27,177,042
	Total Investments (cost $375,335,410) – 104.0%			534,107,296
	Other Assets Less Liabilities – (4.0)% (3)			(20,481,835)
	Net Assets – 100%			$513,625,461

Investments in Derivatives as of June 30, 2013

Call Options Written outstanding:

Number of Contracts	Type	Notional Amount (4)	Expiration Date	Strike Price	Value (3)
(426)	S&P 500® Index	$(66,030,000)	7/20/13	$1,550	$(2,643,330)
(382)	S&P 500® Index	(60,165,000)	7/20/13	1575	(1,615,860)
(685)	S&P 500® Index	(109,600,000)	7/20/13	1600	(1,743,325)
(750)	S&P 500® Index	(121,875,000)	7/20/13	1625	(933,750)
(285)	S&P 500® Index	(44,887,500)	8/17/13	1575	(1,541,850)
(602)	S&P 500® Index	(96,320,000)	8/17/13	1600	(2,269,540)
(3,130)	Total Call Options Written (premiums received $12,322,155)	$(498,877,500)			$(10,747,655)

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages shown in the Portfolio of Investments are based on net assets.

  (2)  Non-income producing; issuer has not declared a dividend within the past twelve months.

  (3)  Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

  (4)  For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

  (5)  The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.

  ADR  American Depositary Receipt.

    See accompanying notes to financial statements.

Nuveen Investments

JSN

Nuveen Equity Premium Opportunity Fund

Portfolio of Investments

  June 30, 2013 (Unaudited)

Shares	Description (1)	Value
	Common Stocks – 97.9% (5)
	Aerospace & Defense – 2.0%
37,352	Boeing Company	$3,826,339
48,538	Honeywell International Inc.	3,851,005
8,874	Huntington Ingalls Industries Inc.	501,204
17,575	Lockheed Martin Corporation	1,906,185
31,240	Northrop Grumman Corporation	2,586,672
32,796	Raytheon Company	2,168,472
31,622	United Technologies Corporation	2,938,949
	Total Aerospace & Defense	17,778,826
	Air Freight & Logistics – 0.8%
82,888	United Parcel Service, Inc., Class B	7,168,154
	Auto Components – 0.2%
60,739	Gentex Corporation	1,400,034
	Automobiles – 0.6%
213,263	Ford Motor Company	3,299,179
33,442	Harley-Davidson, Inc.	1,833,290
	Total Automobiles	5,132,469
	Beverages – 1.9%
235,730	Coca-Cola Company	9,455,130
28,504	Monster Beverage Corporation, (2)	1,732,188
71,558	PepsiCo, Inc.	5,852,729
	Total Beverages	17,040,047
	Biotechnology – 3.0%
48,142	Amgen Inc.	4,749,690
81,056	Celgene Corporation, (2)	9,476,257
236,655	Gilead Sciences, Inc., (2)	12,119,103
	Total Biotechnology	26,345,050
	Capital Markets – 1.6%
129,710	Charles Schwab Corporation	2,753,743
48,725	Eaton Vance Corporation	1,831,573
20,275	Goldman Sachs Group, Inc.	3,066,594
43,099	Legg Mason, Inc.	1,336,500
101,241	Morgan Stanley	2,473,318
61,497	Waddell & Reed Financial, Inc., Class A	2,675,119
	Total Capital Markets	14,136,847
	Chemicals – 1.4%
35,894	Dow Chemical Company	1,154,710
26,873	E.I. Du Pont de Nemours and Company	1,410,833
61,739	Eastman Chemical Company	4,322,347
37,024	Monsanto Company	3,657,971
10,878	Potash Corporation of Saskatchewan	414,778

Nuveen Investments

Shares	Description (1)	Value
	Chemicals (continued)
33,218	RPM International, Inc.	$1,060,983
	Total Chemicals	12,021,622
	Commercial Banks – 2.2%
71,851	Fifth Third Bancorp.	1,296,911
86,613	First Horizon National Corporation	970,066
143	HSBC Holdings PLC, Sponsored ADR	7,422
6	Lloyds TSB Group PLC, Sponsored ADR, (2)	23
174,188	U.S. Bancorp	6,296,896
267,373	Wells Fargo & Company	11,034,484
	Total Commercial Banks	19,605,802
	Commercial Services & Supplies – 0.4%
23,371	Deluxe Corporation	809,805
49,936	R.R. Donnelley & Sons Company	699,603
53,708	Waste Management, Inc.	2,166,044
	Total Commercial Services & Supplies	3,675,452
	Communications Equipment – 3.8%
45,063	ADTRAN, Inc.	1,109,000
13,861	Aviat Networks Inc., (2)	36,316
630,518	Cisco Systems, Inc.	15,327,893
19,247	Harris Corporation	947,915
14,940	Motorola Solutions Inc.	862,486
244,139	QUALCOMM, Inc.	14,912,010
	Total Communications Equipment	33,195,620
	Computers & Peripherals – 6.1%
106,907	Apple, Inc.	42,343,725
211,358	Dell Inc.	2,821,629
157,114	EMC Corporation	3,711,033
114,325	Hewlett-Packard Company	2,835,260
65,269	NetApp, Inc.	2,465,863
	Total Computers & Peripherals	54,177,510
	Consumer Finance – 0.9%
51,885	American Express Company	3,878,923
55,844	Discover Financial Services	2,660,408
77,393	SLM Corporation	1,769,204
	Total Consumer Finance	8,308,535
	Containers & Packaging – 0.5%
59,259	Packaging Corp. of America	2,901,321
50,628	Sonoco Products Company	1,750,210
	Total Containers & Packaging	4,651,531
	Distributors – 0.3%
31,204	Genuine Parts Company	2,436,096
	Diversified Consumer Services – 0.1%
35,953	Hillenbrand Inc.	852,446
	Diversified Financial Services – 3.2%
600,967	Bank of America Corporation	7,728,436
122,510	Citigroup Inc.	5,876,805
53,445	CME Group, Inc.	4,060,751
3,691	ING Groep N.V., Sponsored ADR, (2)	33,551

Nuveen Investments

JSN

Nuveen Equity Premium Opportunity Fund (continued)

Portfolio of Investments June 30, 2013 (Unaudited)

Shares	Description (1)	Value
	Diversified Financial Services (continued)
201,985	JPMorgan Chase & Co.	$10,662,788
	Total Diversified Financial Services	28,362,331
	Diversified Telecommunication Services – 2.1%
263,253	AT&T Inc.	9,319,156
93,521	Frontier Communications Corporation	378,760
174,210	Verizon Communications Inc.	8,769,731
	Total Diversified Telecommunication Services	18,467,647
	Electric Utilities – 1.7%
43,811	Companhia Energetica de Minas Gerais, Sponsored ADR	392,985
62,044	Duke Energy Corporation	4,187,970
112,676	Great Plains Energy Incorporated	2,539,717
50,368	OGE Energy Corp.	3,435,098
129,707	Pepco Holdings, Inc.	2,614,893
25,438	Pinnacle West Capital Corporation	1,411,046
	Total Electric Utilities	14,581,709
	Electrical Equipment – 1.5%
14,520	Eaton PLC	955,561
51,549	Emerson Electric Company	2,811,482
11,240	Hubbell Incorporated, Class B	1,112,760
31,575	Rockwell Automation, Inc.	2,625,145
42,974	Roper Industries Inc.	5,338,230
	Total Electrical Equipment	12,843,178
	Electronic Equipment & Instruments – 0.1%
88,036	Corning Incorporated	1,252,752
	Energy Equipment & Services – 1.7%
25,308	Diamond Offshore Drilling, Inc.	1,740,937
36,079	Ensco International PLC, Class A, Sponsored ADR	2,096,911
90,607	Halliburton Company	3,780,124
54,107	Patterson-UTI Energy, Inc.	1,047,241
75,828	Schlumberger Limited	5,433,834
17,510	Tidewater Inc.	997,545
	Total Energy Equipment & Services	15,096,592
	Food & Staples Retailing – 1.8%
93,299	CVS Caremark Corporation	5,334,837
82,219	Kroger Co.	2,839,844
38,974	SUPERVALU INC., (2)	242,418
62,176	Walgreen Co.	2,748,179
57,835	Wal-Mart Stores, Inc.	4,308,129
	Total Food & Staples Retailing	15,473,407
	Food Products – 0.8%
49,868	Kraft Foods Inc., Class A	2,786,125
149,606	Mondelez International Inc.	4,268,259
	Total Food Products	7,054,384
	Gas Utilities – 0.9%
34,085	Atmos Energy Corporation	1,399,530
41,373	National Fuel Gas Company	2,397,565
99,610	ONEOK, Inc.	4,114,889
	Total Gas Utilities	7,911,984

Nuveen Investments

Shares	Description (1)	Value
	Health Care Equipment & Supplies – 1.7%
91,444	Abbott Laboratories	$3,189,567
68,517	Baxter International, Inc.	4,746,173
36,821	Hill Rom Holdings Inc.	1,240,131
97,109	Hologic Inc., (2)	1,874,204
69,279	Medtronic, Inc.	3,565,790
	Total Health Care Equipment & Supplies	14,615,865
	Health Care Providers & Services – 2.2%
52,702	Aetna Inc.	3,348,685
62,293	Brookdale Senior Living Inc., (2)	1,647,027
106,974	Express Scripts, (2)	6,599,226
75,497	UnitedHealth Group Incorporated	4,943,544
37,032	Wellpoint Inc.	3,030,699
	Total Health Care Providers & Services	19,569,181
	Hotels, Restaurants & Leisure – 1.3%
51,390	International Game Technology	858,727
8,487	Las Vegas Sands	449,217
63,671	McDonald's Corporation	6,303,429
21,179	Starwood Hotels & Resorts Worldwide, Inc.	1,338,301
23,029	Wynn Resorts Ltd	2,947,712
	Total Hotels, Restaurants & Leisure	11,897,386
	Household Durables – 0.6%
68,264	KB Home	1,340,022
54,753	Newell Rubbermaid Inc.	1,437,266
19,851	Whirlpool Corporation	2,270,160
	Total Household Durables	5,047,448
	Household Products – 1.8%
83,232	Colgate-Palmolive Company	4,768,361
139,512	Procter & Gamble Company	10,741,029
	Total Household Products	15,509,390
	Industrial Conglomerates – 1.7%
21,774	3M Co.	2,380,987
540,880	General Electric Company	12,543,007
	Total Industrial Conglomerates	14,923,994
	Insurance – 2.6%
59,372	Allstate Corporation	2,856,981
23,207	American International Group	1,037,353
26,066	Arthur J. Gallagher & Co.	1,138,824
82,207	Berkshire Hathaway Inc., Class B, (2)	9,200,607
92,800	CNO Financial Group Inc.	1,202,688
65,958	Genworth Financial Inc., Class A, (2)	752,581
23,657	Hartford Financial Services Group, Inc.	731,474
13,952	Kemper Corporation	477,856
35,717	Lincoln National Corporation	1,302,599
103,489	Marsh & McLennan Companies, Inc.	4,131,281
	Total Insurance	22,832,244
	Internet & Catalog Retail – 2.1%
51,843	Amazon.com, Inc., (2)	14,396,283
27,170	HSN, Inc.	1,459,572
2,747	Priceline.com Incorporated, (2)	2,272,126
	Total Internet & Catalog Retail	18,127,981

Nuveen Investments

JSN

Nuveen Equity Premium Opportunity Fund (continued)

Portfolio of Investments June 30, 2013 (Unaudited)

Shares	Description (1)	Value
	Internet Software & Services – 4.9%
39,603	Akamai Technologies, Inc., (2)	$1,685,108
58,343	Earthlink, Inc.	362,310
194,369	eBay Inc., (2)	10,052,765
30,939	Google Inc., Class A, (2)	27,237,767
22,576	IAC/InterActiveCorp.	1,073,715
59,649	VeriSign, Inc., (2)	2,663,924
	Total Internet Software & Services	43,075,589
	IT Services – 3.6%
117,025	Automatic Data Processing, Inc.	8,058,341
61,069	Fidelity National Information Services	2,616,196
54,830	International Business Machines Corporation (IBM)	10,478,561
14,762	Lender Processing Services Inc.	477,551
108,876	Paychex, Inc.	3,976,152
32,522	Visa Inc., Class A	5,943,395
	Total IT Services	31,550,196
	Leisure Equipment & Products – 0.7%
70,638	Mattel, Inc.	3,200,608
29,666	Polaris Industries Inc.	2,818,270
	Total Leisure Equipment & Products	6,018,878
	Machinery – 1.9%
36,452	Caterpillar Inc.	3,006,925
18,970	Deere & Company	1,541,313
43,913	Graco Inc.	2,775,741
23,133	Joy Global Inc.	1,122,644
27,707	SPX Corporation	1,994,350
40,513	Stanley Black & Decker Inc.	3,131,655
50,568	Timken Company	2,845,967
	Total Machinery	16,418,595
	Media – 3.6%
310,268	Comcast Corporation, Special Class A	12,308,332
97,817	New York Times, Class A, (2)	1,081,856
300,675	News Corporation, Class A	9,802,005
58,689	Omnicom Group, Inc.	3,689,777
82,498	Regal Entertainment Group, Class A	1,476,714
60,260	Walt Disney Company	3,805,419
	Total Media	32,164,103
	Metals & Mining – 0.6%
268,308	Alcoa Inc.	2,098,169
20,083	Barrick Gold Corporation	316,106
53,761	Freeport-McMoRan Copper & Gold, Inc.	1,484,341
148,596	Hecla Mining Company	442,816
28,154	Southern Copper Corporation	777,613
	Total Metals & Mining	5,119,045
	Multiline Retail – 1.0%
52,643	Macy's, Inc.	2,526,864
44,360	Nordstrom, Inc.	2,658,938
21,415	Sears Holding Corporation, (2)	901,143
37,279	Target Corporation	2,567,032
	Total Multiline Retail	8,653,977

Nuveen Investments

Shares	Description (1)	Value
	Multi-Utilities – 0.6%
62,041	Ameren Corporation	$2,136,692
97,043	Public Service Enterprise Group Incorporated	3,169,424
	Total Multi-Utilities	5,306,116
	Oil, Gas & Consumable Fuels – 5.5%
97,595	Chevron Corporation	11,549,392
2,747	CNOOC Limited, Sponsored ADR	460,068
81,203	ConocoPhillips	4,912,781
211,742	Exxon Mobil Corporation	19,130,890
27,119	Hess Corporation	1,803,142
51,327	Occidental Petroleum Corporation	4,579,908
3,274	PetroChina Company Limited, Sponsored ADR	362,334
54,850	Phillips 66	3,231,213
122,639	SandRidge Energy Inc., (2)	583,762
39,133	StatoilHydro ASA, Sponsored ADR	809,662
23,753	Suncor Energy, Inc.	700,476
	Total Oil, Gas & Consumable Fuels	48,123,628
	Pharmaceuticals – 5.2%
91,444	AbbVie Inc.	3,780,295
151,837	Bristol-Myers Squibb Company	6,785,596
106,819	Eli Lilly and Company	5,246,949
1,112	GlaxoSmithKline PLC, Sponsored ADR	55,567
137,675	Johnson & Johnson	11,820,776
200,466	Merck & Company Inc.	9,311,646
308,024	Pfizer Inc.	8,627,752
	Total Pharmaceuticals	45,628,581
	Professional Services – 0.2%
29,079	Manpower Inc.	1,593,529
18,692	Resources Connection, Inc.	216,827
	Total Professional Services	1,810,356
	Real Estate Investment Trust – 1.4%
60,679	Apartment Investment & Management Company, Class A	1,822,797
69,975	Brandywine Realty Trust	946,062
34,687	CBL & Associates Properties Inc.	742,996
129,993	CubeSmart	2,077,288
114,294	DCT Industrial Trust Inc.	817,202
43,378	Health Care REIT, Inc.	2,907,627
79,809	Lexington Corporate Properties Trust	932,169
46,608	Liberty Property Trust	1,722,632
8,511	Ventas Inc.	591,174
	Total Real Estate Investment Trust	12,559,947
	Road & Rail – 0.7%
41,968	Union Pacific Corporation	6,474,823
	Semiconductors & Equipment – 3.4%
98,918	Altera Corporation	3,263,305
64,144	Analog Devices, Inc.	2,890,329
107,440	Broadcom Corporation, Class A	3,627,174
699,018	Intel Corporation	16,930,216
26,060	Intersil Holding Corporation, Class A	203,789
81,111	Linear Technology Corporation	2,988,129
	Total Semiconductors & Equipment	29,902,942

Nuveen Investments

JSN

Nuveen Equity Premium Opportunity Fund (continued)

Portfolio of Investments June 30, 2013 (Unaudited)

Shares	Description (1)	Value
	Software – 6.7%
154,461	Activision Blizzard Inc.	$2,202,614
134,980	Adobe Systems Incorporated, (2)	6,149,689
79,219	Autodesk, Inc., (2)	2,688,693
920,600	Microsoft Corporation	31,788,318
533,031	Oracle Corporation	16,374,712
	Total Software	59,204,026
	Specialty Retail – 2.2%
20,823	Abercrombie & Fitch Co., Class A	942,241
59,432	American Eagle Outfitters, Inc.	1,085,228
51,495	Best Buy Co., Inc.	1,407,358
58,779	CarMax, Inc., (2)	2,713,239
73,397	Gap, Inc.	3,062,857
38,435	Home Depot, Inc.	2,977,559
58,013	Limited Brands Inc.	2,857,140
111,815	Lowe's Companies, Inc.	4,573,233
	Total Specialty Retail	19,618,855
	Thrifts & Mortgage Finance – 0.1%
40,800	MGIC Investment Corporation, (2)	247,656
56,714	New York Community Bancorp Inc.	793,996
	Total Thrifts & Mortgage Finance	1,041,652
	Tobacco – 1.6%
72,934	Altria Group, Inc.	2,551,961
111,624	Philip Morris International	9,668,871
36,132	Reynolds American Inc.	1,747,705
	Total Tobacco	13,968,537
	Wireless Telecommunication Services – 0.4%
4,018	China Mobile Limited, Sponsored ADR	208,012
444,739	Sprint Nextel Corporation, (2)	3,122,068
	Total Wireless Telecommunication Services	3,330,080
	Total Common Stocks (cost $558,153,682)	861,463,440

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 6.0%
$53,080	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/13, repurchase price $53,080,044, collateralized by $53,280,000 U.S. Treasury Notes, 1.750%, due 10/31/18, value $54,145,800	0.010%	7/01/13	$53,080,000
	Total Short-Term Investments (cost $53,080,000)			53,080,000
	Total Investments (cost $611,233,682) – 103.9%			914,543,440
	Other Assets Less Liabilities – (3.9)% (3)			(34,568,097)
	Net Assets – 100%			$879,975,343

Nuveen Investments

Investments in Derivatives as of June 30, 2013

Call Options Written outstanding:

Number of Contracts	Type	Notional Amount (4)	Expiration Date	Strike Price	Value (3)
(919)	MINI-NASDAQ-100 Index	$(26,191,500)	7/20/13	$285.0	$(732,902)
(921)	MINI-NASDAQ-100 Index	(26,478,750)	7/20/13	287.5	(557,205)
(919)	MINI-NASDAQ-100 Index	(26,651,000)	7/20/13	290.0	(419,523)
(900)	MINI-NASDAQ-100 Index	(26,325,000)	7/20/13	292.5	(292,500)
(949)	MINI-NASDAQ-100 Index	(27,995,500)	7/20/13	295.0	(170,346)
(914)	MINI-NASDAQ-100 Index	(26,049,000)	8/17/13	285.0	(902,575)
(940)	MINI-NASDAQ-100 Index	(27,730,000)	8/17/13	295.0	(392,450)
(889)	MINI-NASDAQ-100 Index	(26,447,750)	8/17/13	297.5	(270,701)
(538)	S&P 500® Index	(83,390,000)	7/20/13	1,550.0	(3,338,290)
(476)	S&P 500® Index	(74,970,000)	7/20/13	1,575.0	(2,013,480)
(884)	S&P 500® Index	(141,440,000)	7/20/13	1,600.0	(2,249,780)
(978)	S&P 500® Index	(158,925,000)	7/20/13	1,625.0	(1,217,610)
(359)	S&P 500® Index	(56,542,500)	8/17/13	1,575.0	(1,942,190)
(764)	S&P 500® Index	(122,240,000)	8/17/13	1,600.0	(2,880,280)
(11,350)	Total Call Options Written (premiums received $20,452,710)	$(851,376,000)			$(17,379,832)

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages shown in the Portfolio of Investments are based on net assets.

  (2)  Non-income producing; issuer has not declared a dividend within the past twelve months.

  (3)  Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

  (4)  For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

  (5)  The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.

  ADR  American Depositary Receipt.

    See accompanying notes to financial statements.

Nuveen Investments

JLA

Nuveen Equity Premium Advantage Fund

Portfolio of Investments

  June 30, 2013 (Unaudited)

Shares	Description (1)	Value
	Common Stocks – 98.6% (5)
	Aerospace & Defense – 1.3%
15,279	Boeing Company	$1,565,181
16,032	Honeywell International Inc.	1,271,979
18,715	United Technologies Corporation	1,739,372
	Total Aerospace & Defense	4,576,532
	Air Freight & Logistics – 0.6%
23,585	United Parcel Service, Inc., Class B	2,039,631
	Airlines – 0.2%
12,008	Delta Air Lines, Inc.	224,670
26,363	Southwest Airlines Co.	339,819
	Total Airlines	564,489
	Auto Components – 0.1%
10,102	American Axle and Manufacturing Holdings Inc., (2)	188,200
	Automobiles – 0.5%
49,165	Ford Motor Company	760,583
14,597	Harley-Davidson, Inc.	800,208
	Total Automobiles	1,560,791
	Beverages – 1.3%
36,625	Coca-Cola Company	1,469,029
15,729	Monster Beverage Corporation, (2)	955,851
25,502	PepsiCo, Inc.	2,085,809
	Total Beverages	4,510,689
	Biotechnology – 4.6%
55,224	Amgen Inc.	5,448,400
36,471	Celgene Corporation, (2)	4,263,825
118,127	Gilead Sciences, Inc., (2)	6,049,284
	Total Biotechnology	15,761,509
	Capital Markets – 1.1%
32,441	Bank of New York Company, Inc.	909,970
62,652	Charles Schwab Corporation	1,330,102
1,581	Goldman Sachs Group, Inc.	239,126
30,105	Morgan Stanley	735,465
17,346	Waddell & Reed Financial, Inc., Class A	754,551
	Total Capital Markets	3,969,214
	Chemicals – 1.0%
973	CF Industries Holdings, Inc.	166,869
18,504	Dow Chemical Company	595,274
25,684	E.I. Du Pont de Nemours and Company	1,348,410
10,514	Monsanto Company	1,038,783

Nuveen Investments

Shares	Description (1)	Value
	Chemicals (continued)
4,219	Mosaic Company	$227,024
	Total Chemicals	3,376,360
	Commercial Banks – 1.7%
56,406	U.S. Bancorp	2,039,077
95,589	Wells Fargo & Company	3,944,958
	Total Commercial Banks	5,984,035
	Commercial Services & Supplies – 0.0%
10,378	R.R. Donnelley & Sons Company	145,396
	Communications Equipment – 4.9%
6,820	Aviat Networks Inc., (2)	17,868
374,559	Cisco Systems, Inc.	9,105,529
131,018	QUALCOMM, Inc.	8,002,579
	Total Communications Equipment	17,125,976
	Computers & Peripherals – 7.8%
61,423	Apple, Inc.	24,328,422
28,119	EMC Corporation	664,171
19,045	Hewlett-Packard Company	472,316
24,916	Western Digital Corporation	1,547,034
	Total Computers & Peripherals	27,011,943
	Consumer Finance – 0.5%
8,310	American Express Company	621,256
6,671	Capital One Financial Corporation	419,006
27,215	SLM Corporation	622,135
	Total Consumer Finance	1,662,397
	Containers & Packaging – 0.3%
19,780	Packaging Corp. of America	968,429
4,824	Sonoco Products Company	166,766
	Total Containers & Packaging	1,135,195
	Distributors – 0.1%
3,449	Genuine Parts Company	269,263
	Diversified Consumer Services – 0.1%
4,119	ITT Educational Services, Inc., (2)	100,504
21,475	Service Corporation International	387,194
	Total Diversified Consumer Services	487,698
	Diversified Financial Services – 2.4%
149,582	Bank of America Corporation	1,923,625
39,530	Citigroup Inc.	1,896,254
19,235	CME Group, Inc.	1,461,475
39,922	JPMorgan Chase & Co.	2,107,482
13,902	Moody's Corporation	847,049
	Total Diversified Financial Services	8,235,885
	Diversified Telecommunication Services – 1.5%
63,546	AT&T Inc.	2,249,528
1	Frontier Communications Corporation	4
59,414	Verizon Communications Inc.	2,990,901
	Total Diversified Telecommunication Services	5,240,433

Nuveen Investments

JLA

Nuveen Equity Premium Advantage Fund (continued)

Portfolio of Investments June 30, 2013 (Unaudited)

Shares	Description (1)	Value
	Electric Utilities – 1.5%
30,093	Duke Energy Corporation	$2,031,277
48,358	Great Plains Energy Incorporated	1,089,989
6,884	OGE Energy Corp.	469,489
28,722	Pinnacle West Capital Corporation	1,593,209
	Total Electric Utilities	5,183,964
	Electrical Equipment – 1.7%
33,441	Eaton PLC	2,200,752
28,532	Emerson Electric Company	1,556,135
11,238	Hubbell Incorporated, Class B	1,112,562
14,091	Rockwell Automation, Inc.	1,171,526
	Total Electrical Equipment	6,040,975
	Electronic Equipment & Instruments – 0.6%
17,200	Amphenol Corporation, Class A	1,340,568
39,646	Corning Incorporated	564,163
	Total Electronic Equipment & Instruments	1,904,731
	Energy Equipment & Services – 1.3%
23,374	Cameron International Corporation, (2)	1,429,554
9,396	Diamond Offshore Drilling, Inc.	646,351
29,446	Halliburton Company	1,228,487
18,594	Schlumberger Limited	1,332,446
	Total Energy Equipment & Services	4,636,838
	Food & Staples Retailing – 1.8%
33,338	CVS Caremark Corporation	1,906,267
27,808	Kroger Co.	960,488
23,214	Walgreen Co.	1,026,059
31,613	Wal-Mart Stores, Inc.	2,354,852
	Total Food & Staples Retailing	6,247,666
	Food Products – 1.0%
10,080	Archer-Daniels-Midland Company	341,813
15,863	Kraft Foods Inc., Class A	886,266
72,807	Mondelez International Inc.	2,077,184
	Total Food Products	3,305,263
	Gas Utilities – 0.4%
21,576	AGL Resources Inc.	924,747
15,026	Piedmont Natural Gas Company	506,977
	Total Gas Utilities	1,431,724
	Health Care Equipment & Supplies – 1.6%
41,688	Abbott Laboratories	1,454,077
16,835	Baxter International, Inc.	1,166,160
9,327	CareFusion Corporation, (2)	343,700
5,822	Covidien PLC	365,854
12,334	Hill Rom Holdings Inc.	415,409
11,631	Medtronic, Inc.	598,648
11,540	Saint Jude Medical Inc.	526,570
8,617	Zimmer Holdings, Inc.	645,758
	Total Health Care Equipment & Supplies	5,516,176
	Health Care Providers & Services – 2.6%
13,759	Brookdale Senior Living Inc., (2)	363,788
23,480	Cardinal Health, Inc.	1,108,256

Nuveen Investments

Shares	Description (1)	Value
	Health Care Providers & Services (continued)
50,126	Express Scripts, (2)	$3,092,273
1,520	McKesson HBOC Inc.	174,040
11,450	Omnicare, Inc.	546,279
12,175	Tenet Healthcare Corporation, (2)	561,267
19,406	UnitedHealth Group Incorporated	1,270,705
20,106	Universal Health Services, Inc., Class B	1,346,298
8,528	Wellpoint Inc.	697,932
	Total Health Care Providers & Services	9,160,838
	Hotels, Restaurants & Leisure – 1.7%
20,714	Carnival Corporation	710,283
17,543	International Game Technology	293,144
25,719	McDonald's Corporation	2,546,181
12,224	Starwood Hotels & Resorts Worldwide, Inc.	772,435
84,855	The Wendy's Company	494,705
19,573	Tim Hortons Inc.	1,059,486
	Total Hotels, Restaurants & Leisure	5,876,234
	Household Durables – 0.8%
41,536	KB Home	815,352
36,936	Newell Rubbermaid Inc.	969,570
7,376	Whirlpool Corporation	843,519
	Total Household Durables	2,628,441
	Household Products – 0.7%
32,355	Procter & Gamble Company	2,491,011
	Industrial Conglomerates – 1.1%
9,403	3M Co.	1,028,218
13,006	Danaher Corporation	823,280
82,528	General Electric Company	1,913,824
	Total Industrial Conglomerates	3,765,322
	Insurance – 1.4%
12,439	American International Group	556,023
824	Arch Capital Group Limited, (2)	42,362
3,641	Berkshire Hathaway Inc., Class B, (2)	407,501
26,516	Fidelity National Title Group Inc., Class A	631,346
24,192	Marsh & McLennan Companies, Inc.	965,745
13,163	Prudential Financial, Inc.	961,294
15,488	Travelers Companies, Inc.	1,237,801
	Total Insurance	4,802,072
	Internet & Catalog Retail – 2.7%
32,054	Amazon.com, Inc., (2)	8,901,075
10,391	HSN, Inc.	558,205
	Total Internet & Catalog Retail	9,459,280
	Internet Software & Services – 7.6%
30,462	Akamai Technologies, Inc., (2)	1,296,158
2,017	AOL Inc., (2)	73,580
16,544	Baidu.com, Inc., Sponsored ADR, (2)	1,563,904
92,095	eBay Inc., (2)	4,763,153
17,266	Google Inc., Class A, (2)	15,200,468
20,300	IAC/InterActiveCorp.	965,468
102,391	Yahoo! Inc., (2)	2,571,038
	Total Internet Software & Services	26,433,769

Nuveen Investments

JLA

Nuveen Equity Premium Advantage Fund (continued)

Portfolio of Investments June 30, 2013 (Unaudited)

Shares	Description (1)	Value
	IT Services – 3.2%
46,267	Automatic Data Processing, Inc.	$3,185,946
23,280	Fidelity National Information Services	997,315
8,158	Global Payments Inc.	377,879
14,822	Infosys Technologies Limited, Sponsored ADR	610,518
10,431	International Business Machines Corporation (IBM)	1,993,468
12,871	Lender Processing Services Inc.	416,377
58,743	Paychex, Inc.	2,145,294
7,718	Visa Inc., Class A	1,410,464
	Total IT Services	11,137,261
	Life Sciences Tools & Services – 0.2%
15,384	Agilent Technologies, Inc.	657,820
	Machinery – 1.2%
13,470	Caterpillar Inc.	1,111,140
7,028	Deere & Company	571,025
22,531	Graco Inc.	1,424,185
16,187	SPX Corporation	1,165,140
	Total Machinery	4,271,490
	Media – 5.1%
23,415	CBS Corporation, Class B	1,144,291
153,751	Comcast Corporation, Special Class A	6,099,302
52,989	DirecTV, (2)	3,265,182
2,751	Liberty Media Corporation, (2)	348,717
51,552	News Corporation, Class B	1,691,937
20,124	Omnicom Group, Inc.	1,265,196
2,751	Starz, (2)	60,797
6,011	Time Warner Cable, Class A	676,117
21,163	Time Warner Inc.	1,223,645
30,876	Walt Disney Company	1,949,819
	Total Media	17,725,003
	Metals & Mining – 0.2%
4,949	AngloGold Ashanti Limited, Sponsored ADR	70,771
7,972	Cliffs Natural Resources Inc.	129,545
54,923	Companhia Siderurgica Nacional S.A., Sponsored ADR	152,137
5,432	Freeport-McMoRan Copper & Gold, Inc.	149,978
1,736	Newmont Mining Corporation	51,993
7,686	United States Steel Corporation	134,736
	Total Metals & Mining	689,160
	Multiline Retail – 0.3%
10,865	Family Dollar Stores, Inc.	676,998
4,575	J.C. Penney Company, Inc., (2)	78,141
4,511	Kohl's Corporation	227,851
	Total Multiline Retail	982,990
	Multi-Utilities – 0.4%
21,316	Integrys Energy Group, Inc.	1,247,625
	Oil, Gas & Consumable Fuels – 4.2%
1,231	Anadarko Petroleum Corporation	105,780
4,671	Cabot Oil & Gas Corporation	331,734
36,527	Chevron Corporation	4,322,605
39,706	ConocoPhillips	2,402,213
59,547	Exxon Mobil Corporation	5,380,071
1,606	Marathon Oil Corporation	55,535

Nuveen Investments

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
6,095	Occidental Petroleum Corporation	$543,857
22,649	Phillips 66	1,334,253
2,785	Royal Dutch Shell PLC, Class A, Sponsored ADR	177,683
	Total Oil, Gas & Consumable Fuels	14,653,731
	Paper & Forest Products – 0.3%
21,984	International Paper Company	974,111
	Pharmaceuticals – 4.0%
38,938	AbbVie Inc.	1,609,697
13,538	Allergan, Inc.	1,140,441
45,036	Bristol-Myers Squibb Company	2,012,659
7,517	Eli Lilly and Company	369,235
13,675	Forest Laboratories, Inc., (2)	560,675
7,458	GlaxoSmithKline PLC, Sponsored ADR	372,676
20,631	Johnson & Johnson	1,771,378
73,080	Merck & Company Inc.	3,394,566
4,647	Novartis AG, Sponsored ADR	328,589
82,836	Pfizer Inc.	2,320,236
	Total Pharmaceuticals	13,880,152
	Professional Services – 0.6%
18,950	Manpower Inc.	1,038,460
30,314	Robert Half International Inc.	1,007,334
	Total Professional Services	2,045,794
	Real Estate Investment Trust – 1.1%
18,413	Apartment Investment & Management Company, Class A	553,127
28,958	CubeSmart	462,749
4,590	Developers Diversified Realty Corporation	76,424
40,126	Senior Housing Properties Trust	1,040,467
25,511	Ventas Inc.	1,771,994
	Total Real Estate Investment Trust	3,904,761
	Road & Rail – 0.2%
23,916	CSX Corporation	554,612
	Semiconductors & Equipment – 5.7%
54,140	Advanced Micro Devices, Inc., (2)	220,891
49,030	Altera Corporation	1,617,500
25,698	Analog Devices, Inc.	1,157,952
65,680	Applied Materials, Inc.	979,289
1,253	ASML Holding N.V., Sponsored ADR	99,112
93,518	Atmel Corporation, (2)	687,357
48,224	Broadcom Corporation, Class A	1,628,042
4,697	Cree, Inc., (2)	299,950
11,761	Cypress Semiconductor Corporation, (2)	126,196
28,948	Fairchild Semiconductor International Inc., Class A, (2)	399,482
17,789	Integrated Device Technology, Inc., (2)	141,245
363,454	Intel Corporation	8,802,856
2,596	Intersil Holding Corporation, Class A	20,301
8,733	Lam Research Corporation, (2)	387,221
45,919	Linear Technology Corporation	1,691,656
35,700	LSI Logic Corporation	254,898
76,193	NVIDIA Corporation	1,068,988
5,819	SunEdison Inc., (2)	47,541
2,774	Taiwan Semiconductor Manufacturing Company Limited, Sponsored ADR	50,820
	Total Semiconductors & Equipment	19,681,297

Nuveen Investments

JLA

Nuveen Equity Premium Advantage Fund (continued)

Portfolio of Investments June 30, 2013 (Unaudited)

Shares	Description (1)	Value
	Software – 10.0%
62,768	Activision Blizzard Inc.	$895,072
56,823	Adobe Systems Incorporated, (2)	2,588,856
39,771	Autodesk, Inc., (2)	1,349,828
65,185	CA Inc.	1,866,247
33,659	Cadence Design Systems, Inc., (2)	487,382
542,531	Microsoft Corporation	18,733,595
288,883	Oracle Corporation	8,874,486
	Total Software	34,795,466
	Specialty Retail – 1.9%
1,126	Best Buy Co., Inc.	30,774
16,073	Gap, Inc.	670,726
29,287	Home Depot, Inc.	2,268,864
32,217	Limited Brands Inc.	1,586,687
2,484	Lowe's Companies, Inc.	101,596
10,184	TJX Companies, Inc.	509,811
32,475	Urban Outfitters, Inc., (2)	1,306,145
	Total Specialty Retail	6,474,603
	Textiles, Apparel & Luxury Goods – 0.2%
14,587	Coach, Inc.	832,772
	Thrifts & Mortgage Finance – 0.0%
1,712	Tree.com Inc.	29,344
	Tobacco – 1.1%
30,144	Altria Group, Inc.	1,054,739
32,805	Philip Morris International	2,841,569
	Total Tobacco	3,896,308
	Wireless Telecommunication Services – 0.2%
9,319	Crown Castle International Corporation, (2)	674,602
	Total Common Stocks (cost $204,627,654)	341,838,842

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 5.3%
$18,291	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/13, repurchase price $18,291,332, collateralized by $18,360,000 U.S. Treasury Notes, 1.750%, due 10/31/18, value $18,658,350	0.010%	7/01/13	$18,291,317
	Total Short-Term Investments (cost $18,291,317)			18,291,317
	Total Investments (cost $222,918,971) – 103.9%			360,130,159
	Other Assets Less Liabilities – (3.9)% (3)			(13,682,155)
	Net Assets – 100%			$346,448,004

Nuveen Investments

Investments in Derivatives as of June 30, 2013

Call Options Written outstanding:

Number of Contracts	Type	Notional Amount (4)	Expiration Date	Strike Price	Value (3)
(705)	MINI-NASDAQ-100 Index	$(20,092,500)	7/20/13	$285.0	$(562,237)
(734)	MINI-NASDAQ-100 Index	(21,102,500)	7/20/13	287.5	(444,070)
(705)	MINI-NASDAQ-100 Index	(20,445,000)	7/20/13	290.0	(321,833)
(698)	MINI-NASDAQ-100 Index	(20,416,500)	7/20/13	292.5	(226,850)
(763)	MINI-NASDAQ-100 Index	(22,508,500)	7/20/13	295.0	(136,959)
(728)	MINI-NASDAQ-100 Index	(20,748,000)	8/17/13	285.0	(718,900)
(807)	MINI-NASDAQ-100 Index	(23,806,500)	8/17/13	295.0	(336,922)
(682)	MINI-NASDAQ-100 Index	(20,289,500)	8/17/13	297.5	(207,669)
(131)	S&P 500® Index	(20,632,500)	7/20/13	1,575.0	(554,130)
(234)	S&P 500® Index	(37,440,000)	7/20/13	1,600.0	(595,530)
(256)	S&P 500® Index	(41,600,000)	7/20/13	1,625.0	(318,720)
(142)	S&P 500® Index	(22,010,000)	7/20/13	1,550.0	(881,110)
(97)	S&P 500® Index	(15,277,500)	8/17/13	1,575.0	(524,770)
(200)	S&P 500® Index	(32,000,000)	8/17/13	1,600.0	(754,000)
(6,882)	Total Call Options Written (premiums received $7,965,180)	$(338,369,000)			$(6,583,700)

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages shown in the Portfolio of Investments are based on net assets.

  (2)  Non-income producing; issuer has not declared a dividend within the past twelve months.

  (3)  Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

  (4)  For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

  (5)  The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.

  ADR  American Depositary Receipt.

    See accompanying notes to financial statements.

Nuveen Investments

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Nuveen Equity Premium and Growth Fund

Portfolio of Investments

  June 30, 2013 (Unaudited)

Shares	Description (1)	Value
	Common Stocks – 98.3% (5)
	Aerospace & Defense – 2.8%
20,739	Boeing Company	$2,124,503
19,938	Honeywell International Inc.	1,581,881
14,434	Raytheon Company	954,376
21,581	United Technologies Corporation	2,005,738
	Total Aerospace & Defense	6,666,498
	Air Freight & Logistics – 0.5%
15,007	United Parcel Service, Inc., Class B	1,297,805
	Airlines – 0.1%
13,205	Latam Airlines Group, Sponsored ADR	223,032
	Auto Components – 0.2%
9,310	Cooper Tire & Rubber	308,813
5,900	Dana Holding Corporation	113,634
	Total Auto Components	422,447
	Automobiles – 0.6%
92,502	Ford Motor Company	1,431,006
	Beverages – 2.4%
86,588	Coca-Cola Company	3,473,045
28,103	PepsiCo, Inc.	2,298,544
	Total Beverages	5,771,589
	Biotechnology – 1.5%
11,864	Celgene Corporation, (2)	1,387,020
40,546	Gilead Sciences, Inc., (2)	2,076,361
10,546	PDL BioPharma Inc.	81,415
	Total Biotechnology	3,544,796
	Capital Markets – 2.0%
53,257	Charles Schwab Corporation	1,130,646
24,627	Federated Investors Inc.	675,026
7,757	Goldman Sachs Group, Inc.	1,173,246
46,141	Morgan Stanley	1,127,225
14,786	Waddell & Reed Financial, Inc., Class A	643,191
	Total Capital Markets	4,749,334
	Chemicals – 2.5%
22,557	Dow Chemical Company	725,659
17,703	E.I. Du Pont de Nemours and Company	929,408
14,249	Eastman Chemical Company	997,572
10,640	Monsanto Company	1,051,232
27,207	Olin Corporation	650,791
7,340	PPG Industries, Inc.	1,074,649

Nuveen Investments

Shares	Description (1)	Value
	Chemicals (continued)
16,530	RPM International, Inc.	$527,968
	Total Chemicals	5,957,279
	Commercial Banks – 2.7%
12,843	Comerica Incorporated	511,537
12,783	Fifth Third Bancorp.	230,733
11,582	First Horizon National Corporation	129,718
8,574	FirstMerit Corporation	171,737
49,105	Huntington BancShares Inc.	386,947
33,673	Regions Financial Corporation	320,904
45,230	U.S. Bancorp	1,635,065
78,213	Wells Fargo & Company	3,227,851
	Total Commercial Banks	6,614,492
	Commercial Services & Supplies – 0.3%
5,330	Avery Dennison Corporation	227,911
14,872	Deluxe Corporation	515,315
8,400	Kimball International Inc., Class B	81,564
	Total Commercial Services & Supplies	824,790
	Communications Equipment – 2.4%
109,537	Cisco Systems, Inc.	2,662,844
14,740	Motorola Solutions Inc.	850,940
35,475	QUALCOMM, Inc.	2,166,813
2,984	Research In Motion Limited, (2)	31,242
	Total Communications Equipment	5,711,839
	Computers & Peripherals – 3.4%
15,359	Apple, Inc.	6,083,393
30,455	Dell Inc.	406,574
40,436	EMC Corporation	955,098
25,651	Hewlett-Packard Company	636,145
	Total Computers & Peripherals	8,081,210
	Consumer Finance – 0.6%
20,573	American Express Company	1,538,037
	Containers & Packaging – 0.3%
16,760	Packaging Corp. of America	820,570
	Distributors – 0.0%
796	Genuine Parts Company	62,144
	Diversified Consumer Services – 0.0%
5,562	Apollo Group, Inc., Class A, (2)	98,559
	Diversified Financial Services – 4.8%
200,358	Bank of America Corporation	2,576,604
52,605	Citigroup Inc.	2,523,462
12,960	CME Group, Inc.	984,701
4,327	Intercontinental Exchange, Inc., (2)	769,168
79,421	JPMorgan Chase & Co.	4,192,635
9,862	New York Stock Exchange Euronext	408,287
	Total Diversified Financial Services	11,454,857

Nuveen Investments

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Nuveen Equity Premium and Growth Fund (continued)

Portfolio of Investments June 30, 2013 (Unaudited)

Shares	Description (1)	Value
	Diversified Telecommunication Services – 3.2%
3,700	Alaska Communications Systems Group Inc.	$6,216
106,776	AT&T Inc.	3,779,870
111,815	Frontier Communications Corporation	452,851
67,351	Verizon Communications Inc.	3,390,449
	Total Diversified Telecommunication Services	7,629,386
	Electric Utilities – 0.9%
33,596	Duke Energy Corporation	2,267,730
876	Great Plains Energy Incorporated	19,745
	Total Electric Utilities	2,287,475
	Electrical Equipment – 0.8%
3,151	Eaton PLC	207,367
22,224	Emerson Electric Company	1,212,097
6,854	Rockwell Automation, Inc.	569,842
	Total Electrical Equipment	1,989,306
	Electronic Equipment & Instruments – 0.3%
48,583	Corning Incorporated	691,336
	Energy Equipment & Services – 2.0%
12,363	Baker Hughes Incorporated	570,305
2,246	Carbo Ceramics Inc.	151,448
29,590	Halliburton Company	1,234,495
9,961	National-Oilwell Varco Inc.	686,313
12,997	Noble Corporation	488,427
20,806	Schlumberger Limited	1,490,958
1,869	Tidewater Inc.	106,477
	Total Energy Equipment & Services	4,728,423
	Food & Staples Retailing – 2.1%
28,828	CVS Caremark Corporation	1,648,385
23,426	SUPERVALU INC., (2)	145,710
34,385	Wal-Mart Stores, Inc.	2,561,339
11,974	Whole Foods Market, Inc.	616,422
	Total Food & Staples Retailing	4,971,856
	Food Products – 1.4%
13,960	Archer-Daniels-Midland Company	473,384
17,628	ConAgra Foods, Inc.	615,746
15,625	Kraft Foods Inc., Class A	872,969
46,877	Mondelez International Inc.	1,337,401
	Total Food Products	3,299,500
	Gas Utilities – 0.5%
13,418	AGL Resources Inc.	575,095
14,636	ONEOK, Inc.	604,613
	Total Gas Utilities	1,179,708
	Health Care Equipment & Supplies – 1.5%
45,691	Abbott Laboratories	1,593,702
28,854	Boston Scientific Corporation, (2)	267,477
3,976	Hologic Inc., (2)	76,737
31,998	Medtronic, Inc.	1,646,937
	Total Health Care Equipment & Supplies	3,584,853

Nuveen Investments

Shares	Description (1)	Value
	Health Care Providers & Services – 2.5%
13,746	Aetna Inc.	$873,421
1,637	Brookdale Senior Living Inc., (2)	43,282
26,122	Express Scripts, (2)	1,611,466
5,614	Humana Inc.	473,709
6,162	Tenet Healthcare Corporation, (2)	284,068
27,666	UnitedHealth Group Incorporated	1,811,570
11,165	Wellpoint Inc.	913,744
	Total Health Care Providers & Services	6,011,260
	Hotels, Restaurants & Leisure – 1.4%
9,393	International Game Technology	156,957
21,646	McDonald's Corporation	2,142,954
13,188	MGM Resorts International Inc., (2)	194,919
43,350	The Wendy's Company	252,731
4,557	Tim Hortons Inc.	246,670
5,749	Wyndham Worldwide Corporation	329,015
	Total Hotels, Restaurants & Leisure	3,323,246
	Household Durables – 0.5%
9,410	KB Home	184,718
7,325	Lennar Corporation, Class A	263,993
16,964	Newell Rubbermaid Inc.	445,305
2,393	Whirlpool Corporation	273,663
	Total Household Durables	1,167,679
	Household Products – 2.1%
10,456	Colgate-Palmolive Company	599,024
9,977	Kimberly-Clark Corporation	969,166
46,510	Procter & Gamble Company	3,580,805
	Total Household Products	5,148,995
	Industrial Conglomerates – 1.7%
15,041	3M Co.	1,644,733
108,753	General Electric Company	2,521,982
	Total Industrial Conglomerates	4,166,715
	Insurance – 3.9%
18,935	Arthur J. Gallagher & Co.	827,270
27,775	Berkshire Hathaway Inc., Class B, (2)	3,108,578
16,883	Fidelity National Title Group Inc., Class A	401,984
20,130	Genworth Financial Inc., Class A, (2)	229,683
12,560	Kemper Corporation	430,180
26,486	Lincoln National Corporation	965,944
26,240	Marsh & McLennan Companies, Inc.	1,047,501
16,516	Mercury General Corporation	726,043
10,189	Prudential Financial, Inc.	744,103
11,626	Travelers Companies, Inc.	929,150
	Total Insurance	9,410,436
	Internet & Catalog Retail – 0.9%
7,722	Amazon.com, Inc., (2)	2,144,322
	Internet Software & Services – 2.7%
5,170	Akamai Technologies, Inc., (2)	219,984
25,659	eBay Inc., (2)	1,327,083
4,340	Google Inc., Class A, (2)	3,820,806
22,961	United Online, Inc.	174,044

Nuveen Investments

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Nuveen Equity Premium and Growth Fund (continued)

Portfolio of Investments June 30, 2013 (Unaudited)

Shares	Description (1)	Value
	Internet Software & Services (continued)
6,424	VeriSign, Inc., (2)	$286,896
27,685	Yahoo! Inc., (2)	695,170
	Total Internet Software & Services	6,523,983
	IT Services – 3.7%
29,053	Automatic Data Processing, Inc.	2,000,590
9,387	Cognizant Technology Solutions Corporation, Class A, (2)	587,720
11,474	Fidelity National Information Services	491,546
20,319	International Business Machines Corporation (IBM)	3,883,164
2,687	Lender Processing Services Inc.	86,924
9,814	Visa Inc., Class A	1,793,508
	Total IT Services	8,843,452
	Leisure Equipment & Products – 0.4%
21,208	Mattel, Inc.	960,934
634	Polaris Industries Inc.	60,230
	Total Leisure Equipment & Products	1,021,164
	Life Sciences Tools & Services – 0.2%
1,370	Covance, Inc., (2)	104,312
4,213	Life Technologies Corporation, (2)	311,804
	Total Life Sciences Tools & Services	416,116
	Machinery – 2.5%
3,706	Briggs & Stratton Corporation	73,379
12,391	Caterpillar Inc.	1,022,134
3,774	Cummins Inc.	409,328
11,246	Deere & Company	913,738
13,943	Illinois Tool Works, Inc.	964,437
5,351	Pentair Limited	308,699
11,866	Snap-on Incorporated	1,060,583
17,297	Stanley Black & Decker Inc.	1,337,058
	Total Machinery	6,089,356
	Media – 2.6%
12,544	CBS Corporation, Class B	613,025
62,276	Comcast Corporation, Class A	2,608,119
14,912	DirecTV, (2)	918,877
8,126	Gannett Company Inc.	198,762
5,070	Lamar Advertising Company, (2)	220,038
28,121	New York Times, Class A, (2)	311,018
51,096	Regal Entertainment Group, Class A	914,618
45,144	Sirius XM Radio Inc.	151,232
24,892	World Wrestling Entertainment Inc.	256,637
	Total Media	6,192,326
	Metals & Mining – 0.4%
4,770	Companhia Siderurgica Nacional S.A., Sponsored ADR	13,213
23,593	Freeport-McMoRan Copper & Gold, Inc.	651,403
10,237	Southern Copper Corporation	282,746
3,047	United States Steel Corporation	53,414
	Total Metals & Mining	1,000,776
	Multiline Retail – 0.8%
8,878	Nordstrom, Inc.	532,147
18,749	Target Corporation	1,291,056
	Total Multiline Retail	1,823,203

Nuveen Investments

Shares	Description (1)	Value
	Multi-Utilities – 1.4%
14,000	Ameren Corporation	$482,160
52,946	CenterPoint Energy, Inc.	1,243,702
7,260	Consolidated Edison, Inc.	423,331
22,250	Dominion Resources, Inc.	1,264,245
	Total Multi-Utilities	3,413,438
	Oil, Gas & Consumable Fuels – 8.8%
32,095	Chesapeake Energy Corporation	654,096
34,906	Chevron Corporation	4,130,776
20,462	ConocoPhillips	1,237,951
11,317	CONSOL Energy Inc.	306,691
6,936	EOG Resources, Inc.	913,332
80,980	Exxon Mobil Corporation	7,316,543
7,395	Hess Corporation	491,694
20,768	Marathon Oil Corporation	718,157
10,284	Marathon Petroleum Corporation	730,781
19,605	Occidental Petroleum Corporation	1,749,354
21,448	Peabody Energy Corporation	313,999
10,973	Phillips 66	646,419
24,031	Ship Financial International Limited	356,620
17,375	Southwestern Energy Company, (2)	634,709
23,750	StatoilHydro ASA, Sponsored ADR	491,388
16,856	Valero Energy Corporation	586,083
	Total Oil, Gas & Consumable Fuels	21,278,593
	Personal Products – 0.2%
21,653	Avon Products, Inc.	455,363
	Pharmaceuticals – 6.3%
45,691	AbbVie Inc.	1,888,866
476	AstraZeneca PLC, Sponsored ADR	22,515
42,537	Bristol-Myers Squibb Company	1,900,979
12,124	Eli Lilly and Company	595,531
56,610	Johnson & Johnson	4,860,535
56,106	Merck & Company Inc.	2,606,124
108,416	Pfizer Inc.	3,036,732
5,422	Sanofi SA, Sponsored ADR	279,287
	Total Pharmaceuticals	15,190,569
	Real Estate Investment Trust – 2.2%
46,182	Annaly Capital Management Inc.	580,508
35,857	Brandywine Realty Trust	484,787
14,334	CubeSmart	229,057
16,442	Hospitality Properties Trust	432,096
54,457	Lexington Corporate Properties Trust	636,058
32,604	Senior Housing Properties Trust	845,422
23,740	Ventas Inc.	1,648,980
19,112	Weyerhaeuser Company	544,501
	Total Real Estate Investment Trust	5,401,409
	Road & Rail – 0.8%
12,155	Union Pacific Corporation	1,875,273
	Semiconductors & Equipment – 2.4%
15,548	Analog Devices, Inc.	700,593
35,188	Applied Materials, Inc.	524,653
959	First Solar Inc., (2)	42,896
107,122	Intel Corporation	2,594,495

Nuveen Investments

JPG

Nuveen Equity Premium and Growth Fund (continued)

Portfolio of Investments June 30, 2013 (Unaudited)

Shares	Description (1)	Value
	Semiconductors & Equipment (continued)
17,124	Microchip Technology Incorporated	$637,869
19,215	NVIDIA Corporation	269,586
27,352	Texas Instruments Incorporated	953,764
	Total Semiconductors & Equipment	5,723,856
	Software – 3.9%
16,588	Adobe Systems Incorporated, (2)	755,749
8,286	Autodesk, Inc., (2)	281,227
151,552	Microsoft Corporation	5,233,091
75,428	Oracle Corporation	2,317,148
18,624	Salesforce.com, Inc., (2)	711,064
	Total Software	9,298,279
	Specialty Retail – 2.7%
6,506	Abercrombie & Fitch Co., Class A	294,397
19,409	American Eagle Outfitters, Inc.	354,408
14,239	Best Buy Co., Inc.	389,152
1,872	CST Brands Inc., (2)	57,676
11,367	Gap, Inc.	474,345
15,188	Home Depot, Inc.	1,176,614
17,078	Limited Brands Inc.	841,092
33,335	Lowe's Companies, Inc.	1,363,402
7,525	Tiffany & Co.	548,121
19,611	TJX Companies, Inc.	981,727
	Total Specialty Retail	6,480,934
	Textiles, Apparel & Luxury Goods – 0.6%
7,619	VF Corporation	1,470,924
	Thrifts & Mortgage Finance – 0.3%
52,183	New York Community Bancorp Inc.	730,562
	Tobacco – 2.1%
50,557	Altria Group, Inc.	1,768,989
28,556	Philip Morris International	2,473,521
17,888	Reynolds American Inc.	865,243
	Total Tobacco	5,107,753
	Trading Companies & Distributors – 0.3%
3,200	W.W. Grainger, Inc.	806,976
	Wireless Telecommunication Services – 0.2%
54,217	Sprint Nextel Corporation, (2)	380,603
1,065	Vodafone Group PLC, Sponsored ADR	30,608
	Total Wireless Telecommunication Services	411,211
	Total Common Stocks (cost $166,448,461)	236,560,296

Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 5.2%
$12,513	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/13, repurchase price $12,512,576, collateralized by $12,560,000 U.S. Treasury Notes, 1.750%, due 10/31/18, value $12,764,100	0.010%	7/01/13	$12,512,566
	Total Short-Term Investments (cost $12,512,566)			12,512,566
	Total Investments (cost $178,961,027) – 103.5%			249,072,862
	Other Assets Less Liabilities – (3.5)% (3)			(8,382,812)
	Net Assets – 100%			$240,690,050

Investments in Derivatives as of June 30, 2013

Call Options Written outstanding:

Number of Contracts	Type	Notional Amount (4)	Expiration Date	Strike Price	Value (3)
(158)	S&P 500® Index	$(24,490,000)	7/20/13	$1,550	$(980,390)
(140)	S&P 500® Index	(22,050,000)	7/20/13	1575	(592,200)
(253)	S&P 500® Index	(40,480,000)	7/20/13	1600	(643,885)
(287)	S&P 500® Index	(46,637,500)	7/20/13	1625	(357,315)
(105)	S&P 500® Index	(16,537,500)	8/17/13	1575	(568,050)
(226)	S&P 500® Index	(36,160,000)	8/17/13	1600	(852,020)
(1,169)	Total Call Options Written (premiums received $4,595,428)	$(186,355,000)			$(3,993,860)

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages shown in the Portfolio of Investments are based on net assets.

  (2)  Non-income producing; issuer has not declared a dividend within the past twelve months.

  (3)  Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

  (4)  For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

  (5)  The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.

  ADR  American Depositary Receipt.

    See accompanying notes to financial statements.

Nuveen Investments

Statement of

ASSETS & LIABILITIES

June 30, 2013 (Unaudited)

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Assets
Investments, at value (cost $375,335,410, $611,233,682, $222,918,971 and $178,961,027, respectively)	$534,107,296	$914,543,440	$360,130,159	$249,072,862
Cash	3,176	—	—	—
Receivables:
Dividends and interest	761,107	1,102,170	258,471	317,172
Investments sold	106	—	1,530	—
Reclaims	560	—	145	—
Other assets	59,317	94,714	37,511	24,793
Total assets	534,931,562	915,740,324	360,427,816	249,414,827
Liabilities
Call options written, at value (premiums received $12,322,155, $20,452,710, $7,965,180 and $4,595,428, respectively)	10,747,655	17,379,832	6,583,700	3,993,860
Dividends payable	9,970,816	17,387,193	6,995,013	4,438,711
Accrued expenses:
Management fees	369,714	627,138	250,294	169,511
Trustees fees	55,730	88,465	34,935	21,672
Other	162,186	282,353	115,870	101,023
Total liabilities	21,306,101	35,764,981	13,979,812	8,724,777
Net assets	$513,625,461	$879,975,343	$346,448,004	$240,690,050
Shares outstanding	38,464,973	66,487,744	25,679,417	16,152,579
Net asset value per share outstanding	$13.35	$13.24	$13.49	$14.90
Net assets consist of:
Shares, $.01 par value per share	$384,650	$664,877	$256,794	$161,526
Paid-in surplus	451,585,563	711,829,282	257,378,943	224,856,899
Undistributed (Over-distribution of) net investment income	(17,084,095)	(31,903,911)	(12,902,597)	(7,301,159)
Accumulated net realized gain (loss)	(81,606,985)	(106,997,541)	(36,877,804)	(47,740,619)
Net unrealized appreciation (depreciation)	160,346,328	306,382,636	138,592,668	70,713,403
Net assets	$513,625,461	$879,975,343	$346,448,004	$240,690,050
Authorized shares	Unlimited	Unlimited	Unlimited	Unlimited

See accompanying notes to financial statements.

Nuveen Investments

Statement of

OPERATIONS

Six Months Ended June 30, 2013 (Unaudited)

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Investment Income
Dividends (net of foreign tax withheld of $2,708, $18,075, $5,211 and $7,251, respectively)	$6,234,603	$9,352,670	$3,378,385	$2,898,382
Interest	755	1,448	494	309
Total investment income	6,235,358	9,354,118	3,378,879	2,898,691
Expenses
Management fees	2,235,437	3,785,539	1,508,803	1,016,332
Shareholder servicing agent fees and expenses	455	779	248	123
Custodian fees and expenses	42,440	68,775	34,484	24,052
Trustees fees and expenses	14,015	23,894	9,510	6,562
Professional fees	20,350	25,581	17,939	16,384
Shareholder reporting expenses	60,343	105,645	33,764	24,725
Stock exchange listing fees	6,092	10,530	4,258	4,258
Investor relations expenses	56,511	83,996	29,275	32,750
Other expenses	35,795	105,426	57,286	29,220
Total expenses before expense reimbursement	2,471,438	4,210,165	1,695,567	1,154,406
Expense reimbursement	—	(52,297)	—	—
Net expenses	2,471,438	4,157,868	1,695,567	1,154,406
Net investment income (loss)	3,763,920	5,196,250	1,683,312	1,744,285
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments and foreign currency	25,128,112	51,764,691	23,710,551	9,904,872
Call options written	(38,150,553)	(59,185,337)	(19,958,939)	(14,428,739)
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	35,556,673	47,168,014	11,390,215	19,242,403
Call options written	3,193,269	5,737,162	2,017,548	1,267,500
Net realized and unrealized gain (loss)	25,727,501	45,484,530	17,159,375	15,986,036
Net increase (decrease) in net assets from operations	$29,491,421	$50,680,780	$18,842,687	$17,730,321

See accompanying notes to financial statements.

Nuveen Investments

Statement of

CHANGES in NET ASSETS (Unaudited)

	Equity Premium Income (JPZ)		Equity Premium Opportunity (JSN)
	Six Months Ended 6/30/13	Year Ended 12/31/12	Six Months Ended 6/30/13	Year Ended 12/31/12
Operations
Net investment income (loss)	$3,763,920	$9,410,446	$5,196,250	$12,936,622
Net realized gain (loss) from:
Investments and foreign currency	25,128,112	14,716,979	51,764,691	36,351,932
Call options written	(38,150,553)	(22,510,016)	(59,185,337)	(45,753,145)
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	35,556,673	50,950,393	47,168,014	83,633,596
Call options written	3,193,269	(1,764,899)	5,737,162	(5,845,583)
Net increase (decrease) in net assets from operations	29,491,421	50,802,903	50,680,780	81,323,422
Distributions to Shareholders
From and in excess of net investment income	(20,848,015)	—	(37,100,161)	—
From net investment income	—	(9,513,512)	—	(13,421,449)
Return of capital	—	(32,189,236)	—	(60,782,807)
Decrease in net assets from distributions to shareholders	(20,848,015)	(41,702,748)	(37,100,161)	(74,204,256)
Capital Share Transactions
Cost of shares repurchased or retired	—	(203,434)	—	(53,251)
Net increase (decrease) in net assets from capital share transactions	—	(203,434)	—	(53,251)
Net increase (decrease) in net assets	8,643,406	8,896,721	13,580,619	7,065,915
Net assets at the beginning of period	504,982,055	496,085,334	866,394,724	859,328,809
Net assets at the end of period	$513,625,461	$504,982,055	$879,975,343	$866,394,724
Undistributed (Over-distribution of) net investment income at the end of period	$(17,084,095)	$—	$(31,903,911)	$—

See accompanying notes to financial statements.

Nuveen Investments

Statement of

CHANGES in NET ASSETS (Unaudited) (continued)

	Equity Premium Advantage (JLA)		Equity Premium and Growth (JPG)
	Six Months Ended 6/30/13	Year Ended 12/31/12	Six Months Ended 6/30/13	Year Ended 12/31/12
Operations
Net investment income (loss)	$1,683,312	$3,614,555	$1,744,285	$4,074,097
Net realized gain (loss) from:
Investments and foreign currency	23,710,551	24,558,199	9,904,872	5,360,151
Call options written	(19,958,939)	(21,432,485)	(14,428,739)	(7,866,299)
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	11,390,215	28,048,972	19,242,403	23,903,760
Call options written	2,017,548	(3,025,148)	1,267,500	(855,286)
Net increase (decrease) in net assets from operations	18,842,687	31,764,093	17,730,321	24,616,423
Distributions to Shareholders
From and in excess of net investment income	(14,585,909)	—	(9,045,444)	—
From net investment income	—	(5,357,420)	—	(4,142,189)
Return of capital	—	(23,850,406)	—	(13,959,339)
Decrease in net assets from distributions to shareholders	(14,585,909)	(29,207,826)	(9,045,444)	(18,101,528)
Capital Share Transactions
Cost of shares repurchased or retired	—	(893,691)	—	(174,186)
Net increase (decrease) in net assets from capital share transactions	—	(893,691)	—	(174,186)
Net increase (decrease) in net assets	4,256,778	1,662,576	8,684,877	6,340,709
Net assets at the beginning of period	342,191,226	340,528,650	232,005,173	225,664,464
Net assets at the end of period	$346,448,004	$342,191,226	$240,690,050	$232,005,173
Undistributed (Over-distribution of) net investment income at the end of period	$(12,902,597)	$—	$(7,301,159)	$—

See accompanying notes to financial statements.

Nuveen Investments

Financial

HIGHLIGHTS (Unaudited)

Selected data for a share outstanding throughout each period:

			Investment Operations			Less Distributions
		Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income		From Accumulated Net Realized Gains	Return of Capital	Total	Discount From Shares Repurchased and Retired		Ending Net Asset Value	Ending Market Value
Equity Premium Income (JPZ)
Year Ended 12/31:
2013	(d)	$13.13	$.10	$.66	$.76	$(.54	)***	$—	$—	$(.54)	$—		$13.35	$12.57
2012		12.89	.24	1.08	1.32	(.25)		—	(.83)	(1.08)	—	*	13.13	11.83
2011		13.34	.23	.48	.71	(.75)		—	(.41)	(1.16)	—	*	12.89	11.18
2010		13.08	.26	1.25	1.51	(.27)		—	(.98)	(1.25)	—		13.34	12.76
2009		12.75	.27	1.35	1.62	(.28)		(.24)	(.77)	(1.29)	—	*	13.08	13.00
2008		18.30	.39	(4.41)	(4.02)	(.39)		(1.14)	—	(1.53)	—	*	12.75	10.74
Equity Premium Opportunity (JSN)
Year Ended 12/31:
2013	(d)	13.03	.08	.69	.77	(.56	)***	—	—	(.56)	—		13.24	12.35
2012		12.92	.19	1.04	1.23	(.20)		—	(.92)	(1.12)	—	*	13.03	12.07
2011		13.39	.18	.55	.73	(1.03)		—	(.17)	(1.20)	—	*	12.92	11.42
2010		13.30	.18	1.21	1.39	(.18)		—	(1.12)	(1.30)	—		13.39	12.88
2009		12.69	.21	1.73	1.94	(.22)		—	(1.12)	(1.34)	.01		13.30	13.20
2008		18.60	.30	(4.62)	(4.32)	(.62)		(.97)	—	(1.59)	—	*	12.69	10.68
Equity Premium Advantage (JLA)
Year Ended 12/31:
2013	(d)	13.33	.07	.66	.73	(.57	)***	—	—	(.57)	—		13.49	12.34
2012		13.22	.14	1.11	1.25	(.21)		—	(.93)	(1.14)	—	*	13.33	11.90
2011		13.62	.12	.70	.82	(.87)		—	(.35)	(1.22)	—	*	13.22	11.46
2010		13.54	.11	1.27	1.38	(.11)		—	(1.19)	(1.30)	—		13.62	12.90
2009		12.47	.13	2.25	2.38	(.14)		—	(1.18)	(1.32)	.01		13.54	13.07
2008		18.57	.17	(4.67)	(4.50)	(.92)		(.69)	—	(1.61)	.01		12.47	10.34
Equity Premium and Growth (JPG)
Year Ended 12/31:
2013	(d)	14.36	.11	.99	1.10	(.56	)***	—	—	(.56)	—		14.90	13.80
2012		13.96	.25	1.27	1.52	(.26)		—	(.86)	(1.12)	—	*	14.36	12.93
2011		14.41	.24	.42	.66	(.40)		—	(.72)	(1.12)	.01		13.96	12.07
2010		13.87	.24	1.42	1.66	(.24)		—	(.88)	(1.12)	—		14.41	13.85
2009		13.17	.26	1.55	1.81	(.27)		(.21)	(.64)	(1.12)	.01		13.87	13.09
2008		19.31	.36	(5.02)	(4.66)	(.40)		(1.09)	—	(1.49)	.01		13.17	10.77

Nuveen Investments

				Ratios/Supplemental Data
		Total Returns			Ratios to Average Net Assets Before Reimbursement				Ratios to Average Net Assets After Reimbursement(c)
		Based on Market Value(b)	Based on Net Asset Value(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(e)
Equity Premium Income (JPZ)
Year Ended 12/31:
2013	(d)	10.84%	5.82%	$513,625	.96	%**	1.46	%**	N/A	N/A	—	%****
2012		15.58	10.43	504,982	.96		1.78		.91%	1.84%	3
2011		(3.41)	5.63	496,085	.97		1.60		.84	1.73	4
2010		8.10	12.22	515,590	.98		1.78		.77	1.99	3
2009		35.46	13.74	502,488	.99		1.93		.71	2.21	9
2008		(26.73)	(23.27)	491,706	.97		2.08		.67	2.39	6
Equity Premium Opportunity (JSN)
Year Ended 12/31:
2013	(d)	6.95	5.92	879,975	.95	**	1.16	**	.94 **	1.17 **	1
2012		15.68	9.62	866,395	.96		1.39		.88	1.47	6
2011		(2.02)	5.78	859,329	.96		1.23		.81	1.38	4
2010		7.85	11.17	891,517	.97		1.15		.75	1.37	3
2009		38.49	16.39	878,321	.98		1.35		.68	1.65	4
2008		(26.64)	(24.65)	841,579	.96		1.52		.66	1.82	8
Equity Premium Advantage (JLA)
Year Ended 12/31:
2013	(d)	8.49	5.49	346,448	.97	**	.97	**	N/A	N/A	3
2012		13.89	9.54	342,191	.99		1.04		N/A	N/A	6
2011		(1.82)	6.35	340,529	.98		.83		.94%	.87%	14
2010		8.95	10.83	352,431	1.00		.66		.85	.80	5
2009		41.37	20.21	349,898	1.01		.82		.81	1.02	10
2008		(29.22)	(25.63)	323,971	.99		.88		.79	1.08	12
Equity Premium and Growth (JPG)
Year Ended 12/31:
2013	(d)	11.12	7.69	240,690	.96	**	1.45	**	N/A	N/A	—
2012		16.58	11.03	232,005	.96		1.74		N/A	N/A	1
2011		(4.88)	4.89	225,664	.96		1.66		N/A	N/A	4
2010		14.90	12.60	235,095	.98		1.75		N/A	N/A	3
2009		33.63	14.77	226,187	.98		1.99		N/A	N/A	6
2008		(30.09)	(25.38)	216,044	.96		2.13		N/A	N/A	12

(a)  Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)  Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

  Total Return Based on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)  After expense reimbursement from Adviser, where applicable. As of October 31, 2012, January 31, 2013 and May 31, 2011, the Adviser is no longer reimbursing Equity Premium Income (JPZ), Equity Premium Opportunity (JSN) and Equity Premium Advantage (JLA), respectively, for any fees or expenses.

(d)  For the six months ended June 30, 2013.

(e)  Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Footnote 5—Investment Transactions) divided by the average long-term market value during the period.

N/A  Fund no longer has a contractual reimbursement agreement with the Adviser.

*  Rounds to less than $.01 per share.

**  Annualized.

***  Represents distributions paid "From and in excess of net investment income" for the six months ended June 30, 2013.

****  Rounds to less than 1%.

See accompanying notes to financial statements.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited)

1. General Information and Significant Accounting Policies

General Information

The funds covered in this report and their corresponding New York Stock Exchange ("NYSE") symbols are as follows (each a "Fund" and collectively, the "Funds"):

•  Nuveen Equity Premium Income Fund (JPZ)  ("Equity Premium Income (JPZ)")

•  Nuveen Equity Premium Opportunity Fund (JSN)   ("Equity Premium Opportunity (JSN)")

•  Nuveen Equity Premium Advantage Fund (JLA)  ("Equity Premium Advantage (JLA)")

•  Nuveen Equity Premium and Growth Fund (JPG)  ("Equity Premium and Growth (JPG)")

The Funds are registered under the Investment Company Act of 1940, as amended, as diversified closed-end registered investment companies. Equity Premium Income (JPZ), Equity Premium Opportunity (JSN), Equity Premium Advantage (JLA) and Equity Premium and Growth (JPG) were organized as Massachusetts business trusts on July 23, 2004, November 11, 2004, February 22, 2005 and November 11, 2004, respectively.

The Funds' investment adviser is Nuveen Fund Advisors, LLC (the "Adviser"), a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen"). The Adviser is responsible for each Fund's overall investment strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Gateway Investment Advisers, LLC ("Gateway"), under which Gateway manages the Funds' investment portfolios.

Equity Premium Income's (JPZ) investment objective is to provide a high level of current income and gains. The Fund invests its Managed Assets (as defined in Footnote 7—Management Fees and Other Transactions with Affiliates) in a diversified equity portfolio that seeks to substantially replicate price movements of the S&P 500® Index. The Fund also uses an index option strategy of writing (selling) index call options in seeking to moderate the volatility of returns relative to an all equity portfolio.

Equity Premium Opportunity's (JSN) primary investment objective is to provide a high level of current income and gains from net index option premiums. The Fund's secondary investment objective is to seek capital appreciation consistent with the Fund's strategy and its primary objective. The Fund invests its Managed Assets in a diversified equity portfolio that seeks to substantially replicate price movements of a 75% / 25% combination of the S&P 500® Index and the NASDAQ-100 Index, respectively. The Fund also uses an index option strategy of writing (selling) S&P 500® Index and NASDAQ Index call options in seeking to moderate the volatility of returns relative to an all equity portfolio.

Equity Premium Advantage's (JLA) primary investment objective is to provide a high level of current income and gains from net index option premiums. The Fund's secondary investment objective is to seek capital appreciation consistent with the Fund's strategy and its primary objective. The Fund invests its Managed Assets in a diversified equity portfolio that seeks to substantially replicate price movements of a 50% / 50% combination of the S&P 500® Index and the NASDAQ-100 Index, respectively. The Fund also uses an index option strategy of writing (selling) S&P 500® Index and NASDAQ Index call options in seeking to moderate the volatility of returns relative to an all equity portfolio.

Equity Premium and Growth's (JPG) primary investment objective is to provide a high level of current income and gains from net index option premiums. The Fund's secondary investment objective is to seek capital appreciation consistent with the Fund's strategy and its primary objective. The Fund invests its Managed Assets in a diversified equity portfolio that seeks to substantially replicate price movements of the S&P 500® Index. The Fund also uses an index option strategy of writing (selling) index call options covering approximately 80% of the value of the Fund's equity portfolio in seeking to moderate the volatility of returns relative to an all equity portfolio.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes.

Investment Income

Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income is recorded on an accrual basis.

Nuveen Investments

Professional Fees

Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders. Should a Fund receive a refund of workout expenditures paid in a prior reporting period, such amounts will be recognized as "Legal fee refund" on the Statement of Operations.

Dividends and Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Each Fund makes quarterly cash distributions to shareholders of a stated dollar amount per share. Subject to approval and oversight by the Funds' Board of Trustees, each Fund seeks to maintain a stable distribution level designed to deliver the long-term return potential of each Fund's investment strategy through regular quarterly distributions (a "Managed Distribution Program"). Total distributions during a calendar year generally will be made from each Fund's net investment income, net realized capital gains and net unrealized capital gains in the Fund's portfolio, if any. The portion of distributions paid attributed to net unrealized gains, if any, is distributed from the Fund's assets and is treated by shareholders as a non-taxable distribution ("Return of Capital") for tax purposes. In the event that total distributions during a calendar year exceed a Fund's total return on net asset value, the difference will reduce net asset value per share. If a Fund's total return on net asset value exceeds total distributions during a calendar year, the excess will be reflected as an increase in net asset value per share. The final determination of the source and character of all distributions for the fiscal year are made after the end of the fiscal year and are reflected in the financial statements contained in the annual report as of December 31 each year.

The actual character of distributions made by the Funds during the fiscal year ended December 31, 2012 are reflected in the accompanying financial statements.

The distributions made by each Fund during the six months ended June 30, 2013, are provisionally classified as being "From and in excess of net investment income," and those distributions will be classified as being from net investment income, net realized capital gains and/or a return of capital for tax purposes after the fiscal year end. For purposes of calculating "Undistributed (Over distribution of) net investment income" as of June 30, 2013, the distribution amounts provisionally classified as "From and in excess of net investment income" were treated as being entirely from net investment income. Consequently, the financial statements as of June 30, 2013, reflect an over-distribution of net investment income.

Indemnifications

Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Netting Agreements

In the ordinary course of business, the Funds have entered into transactions subject to enforceable netting agreements or other similar arrangements ("netting agreements"). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of June 30, 2013, the Funds are not invested in any portfolio securities or derivative instruments, with gross exposures recognized on the Statement of Assets and Liabilities, that could be netted subject to the netting agreements.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Investment Valuation and Fair Value Measurements

Investment Valuation

Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1 for fair value measurement purposes. Securities primarily traded on the NASDAQ National Market ("NASDAQ") are valued, except as indicated below, at the NASDAQ Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or NASDAQ for which there were no transactions on a given day or securities not listed on a securities exchange or NASDAQ are valued at the last quoted bid price and are generally classified as Level 2. Prices of certain American Depositary Receipts ("ADR") held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or the most recent bid price of the

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

underlying non-U.S.-traded stock, adjusted as appropriate for the underlying-to-ADR conversion ratio and foreign exchange rate, and from time-to-time may also be adjusted further to take into account material events that may take place after the close of the local non-U.S. market but before the close of the NYSE. These securities may represent a transfer from a Level 1 to a Level 2 security.

Index options are valued at the 4:00 p.m. Eastern Time (ET) close price of the NYSE. The values of exchange-traded options are based on the mean of the closing bid and ask prices. Index and exchange-traded options are generally classified as Level 1. Options traded in the over-the-counter market are valued using an evaluated mean price and are generally classified as Level 2.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds' Board of Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security's fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds' Board of Trustees or its designee.

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 —  Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 —  Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —  Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund's fair value measurements as of the end of the reporting period:

Equity Premium Income (JPZ)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$506,930,254	$—	$—	$506,930,254
Short-Term Investments:
Repurchase Agreements	—	27,177,042	—	27,177,042
Derivatives:
Call Options Written	(10,747,655)	—	—	(10,747,655)
Total	$496,182,599	$27,177,042	$—	$523,359,641

Nuveen Investments

Equity Premium Opportunity (JSN)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$861,463,440	$—	$—	$861,463,440
Short-Term Investments:
Repurchase Agreements	—	53,080,000	—	53,080,000
Derivatives:
Call Options Written	(17,379,832)	—	—	(17,379,832)
Total	$844,083,608	$53,080,000	$—	$897,163,608
Equity Premium Advantage (JLA)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$341,838,842	$—	$—	$341,838,842
Short-Term Investments:
Repurchase Agreements	—	18,291,317	—	18,291,317
Derivatives:
Call Options Written	(6,583,700)	—	—	(6,583,700)
Total	$335,255,142	$18,291,317	$—	$353,546,459
Equity Premium and Growth (JPG)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$236,560,296	$—	$—	$236,560,296
Short-Term Investments:
Repurchase Agreements	—	12,512,566	—	12,512,566
Derivatives:
Call Options Written	(3,993,860)	—	—	(3,993,860)
Total	$232,566,436	$12,512,566	$—	$245,079,002

*  Refer to the Fund's Portfolio of Investments for industry classifications.

The Nuveen funds' Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser's Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds' pricing policies and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser's dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i.)  If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii.)  If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely-traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument's current value.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

3. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Foreign Currency Transactions

To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds' investments denominated in that currency will lose value because their currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, assets and liabilities are translated into U.S. dollars at 4:00 p.m. ET. Investments transactions, income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received.

The realized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with other assets and liabilities on investments are recognized as a component of "Net realized gain (loss) from investments and foreign currency," on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with other assets and liabilities on investments are recognized as a component of "Change in net unrealized appreciation (depreciation) of investments and foreign currency," on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with forward foreign currency exchange contracts, futures, options purchased, options written and swaps contracts are recognized as a component of "Change in net unrealized appreciation (depreciation) of foreign currency exchange contracts, futures, options purchased, options written and swap contracts, respectively" on the Statement of Operations, when applicable.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Investments in Derivatives

Each Fund is authorized to invest in certain derivative instruments, such as futures, options and swap contracts. Each Fund will limit its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from regulation by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Options Transactions

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a component of "Call options written, at value" on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option is exercised or expires or the Fund enters into a closing purchase transaction. The changes in the value of options written during the fiscal period are recognized as a component of "Change in net unrealized appreciation (depreciation) of call options written" on the Statement of Operations. When an option is exercised or expires or a Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on executing a closing purchase transaction, including commission, is recognized as a component of "Net realized gain (loss) from call options written" on the Statement of Operations. The Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Nuveen Investments

During the six months ended June 30, 2013, each Fund wrote call options on a stock index, or a blend of stock indexes, while investing in a portfolio of equities, to enhance returns while foregoing some upside potential of its equity portfolio. Equity Premium Income (JPZ) and Equity Premium and Growth (JPG) wrote call options on the S&P 500® Index. Equity Premium Opportunity (JSN) and Equity Premium Advantage (JLA) wrote call options on a blend of the S&P 500® and NASDAQ 100 Indexes.

The average notional amount of outstanding call options written during the six months ended June 30, 2013, for each Fund was as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Average notional amount of outstanding call options written*	$(497,240,333)	$(852,402,333)	$(337,808,250)	$(185,909,667)

*  The average notional amount is calculated based on the outstanding notional at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal year.

The following table presents the fair value of all options held by the Funds as of June 30, 2013, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		(Liability) Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Premium Income (JPZ)
Equity price	Options	—	$—	Call options written, at value	$(10,747,655)
Equity Premium Opportunity (JSN)
Equity price	Options	—	$—	Call options written, at value	$(17,379,832)
Equity Premium Advantage (JLA)
Equity price	Options	—	$—	Call options written, at value	$(6,583,700)
Equity Premium and Growth (JPG)
Equity price	Options	—	$—	Call options written, at value	$(3,993,860)

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2013, on options, and the primary underlying risk exposure.

Fund	Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Equity Premium Income (JPZ)	Equity price	Options	$(38,150,553)	$3,193,269
Equity Premium Opportunity (JSN)	Equity price	Options	(59,185,337)	5,737,162
Equity Premium Advantage (JLA)	Equity price	Options	(19,958,939)	2,017,548
Equity Premium and Growth (JPG)	Equity price	Options	(14,428,739)	1,267,500

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Credit risk is generally higher when a non-exchange-traded financial instrument is involved because the counterparty for exchange-traded financial instruments is the exchange's clearinghouse.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

4. Fund Shares

Transactions in shares were as follows:

	Equity Premium Income (JPZ)		Equity Premium Opportunity (JSN)
	Six Months Ended 6/30/13	Year Ended 12/31/12	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares repurchased and retired	—	(17,662)	—	(4,700)
Weighted average:
Price per share repurchased and retired	$—	$11.50	$—	$11.31
Discount per share repurchased and retired	—%	19.37%	—%	12.12%
	Equity Premium Advantage (JLA)		Equity Premium and Growth (JPG)
	Six Months Ended 6/30/13	Year Ended 12/31/12	Six Months Ended 6/30/13	Year Ended 12/31/12
Shares repurchased and retired	—	(75,394)	—	(13,800)
Weighted average:
Price per share repurchased and retired	$—	$11.83	$—	$12.60
Discount per share repurchased and retired	—%	12.36%	—%	11.72%

5. Investment Transactions

Purchases and sales (excluding short-term investments and derivative transactions) during the six months ended June 30, 2013, were as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Purchases	$1,302,494	$7,076,281	$11,665,763	$—
Sales	54,809,295	109,689,401	45,486,120	24,627,413

Transactions in call options written during the six months ended June 30, 2013, were as follows:

	Equity Premium Income (JPZ)		Equity Premium Opportunity (JSN)
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period	3,475	$12,043,556	12,388	$21,157,896
Options written	15,169	47,425,924	53,162	82,516,183
Options terminated in closing purchase transactions	(15,514)	(47,147,325)	(54,200)	(83,221,369)
Options outstanding, end of period	3,130	$12,322,155	11,350	$20,452,710
	Equity Premium Advantage (JLA)		Equity Premium and Growth (JPG)
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period	7,522	$8,436,242	1,303	$4,537,048
Options written	31,615	32,917,532	5,670	17,707,957
Options terminated in closing purchase transactions	(32,255)	(33,388,594)	(5,804)	(17,649,577)
Options outstanding, end of period	6,882	$7,965,180	1,169	$4,595,428

Nuveen Investments

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its investment company taxable income to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. In any year when the Funds realize net capital gains, each Fund may choose to distribute all or a portion of its net capital gains to shareholders, or alternatively, to retain all or a portion of its net capital gains and pay federal corporate income taxes on such retained gains.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

As of June 30, 2013, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives), as determined on a federal income tax basis, were as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Cost of investments	$375,747,655	$611,713,405	$222,919,736	$178,982,358
Gross unrealized:
Appreciation	$195,110,412	$335,562,182	$138,973,107	$84,563,184
Depreciation	(36,750,771)	(32,732,147)	(1,762,684)	(14,472,680)
Net unrealized appreciation (depreciation) of investments	$158,359,641	$302,830,035	$137,210,423	$70,090,504

Permanent differences, primarily due to Real Estate Investment Trust (REIT) adjustments, reclassification of litigation proceeds, return of capital distributions and tax basis earnings and profit adjustments resulted in reclassifications among the Funds' components of net assets as of December 31, 2012, the Funds' last tax year-end, as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Paid-in surplus	$(32,237,929)	$(60,798,194)	$(25,537,800)	$(13,960,625)
Undistributed (Over-distribution of) net investment income	32,292,302	61,267,634	25,593,271	14,027,431
Accumulated net realized gain (loss)	(54,373)	(469,440)	(55,471)	(66,806)

The tax components of undistributed net ordinary income and net long-term capital gains as of December 31, 2012, the Funds' last tax year end, were as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Undistributed net ordinary income	$—	$—	$—	$—
Undistributed net long-term capital gains	—	—	—	—

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid during the Funds' last tax year ended December 31, 2012, was designated for purposes of the dividends paid deduction as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Distributions from net ordinary income*	$9,513,512	$13,421,449	$5,357,420	$4,142,189
Distributions from net long-term capital gains	—	—	—	—
Return of capital	32,189,236	60,782,807	23,850,406	13,959,339

*  Net ordinary income consists of net taxable income derived from dividends, interest and current year earnings and profits attributed to realized gains.

As of December 31, 2012, the Funds' last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Expiration:
December 31, 2017	$55,219,862	$47,988,639	$25,262,705	$30,503,738
December 31, 2018	4,958,903	38,327,754	14,352,958	7,655,485
Total	$60,178,765	$86,316,393	$39,615,663	$38,159,223

During the Funds' last tax year ended December 31, 2012, the following Fund utilized its capital loss carryforwards as follows:

Equity Premium Advantage (JLA)
Utilized capital loss carryforwards	$1,694,153

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by a Fund after December 31, 2010, will not be subject to expiration. During the Funds' last tax year ended December 31, 2012, the following Funds generated post-enactment capital losses as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium and Growth (JPG)
Post-enactment losses:
Short-term	$7,288,963	$10,105,025	$2,770,620
Long-term	649,615	—	1,940,680

The Funds have elected to defer losses incurred from November 1, 2012 through December 31, 2012, the Funds' last tax year end, in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the current fiscal year. The Funds have elected to defer losses as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Post-October capital losses	$1,673,731	$5,340,042	$1,649,058	$990,831
Late-year ordinary losses	—	—	—	—

7. Management Fees and Other Transactions with Affiliates

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. Gateway is compensated for its services to the Funds from the management fees paid to the Adviser.

Nuveen Investments

Each Fund's management fee consists of two components—a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Funds as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Average Daily Managed Assets*	Equity Premium Income (JPZ) Equity Premium Opportunity (JSN) Equity Premium Advantage (JLA) Fund-Level Fee Rate
For the first $500 million	.7000%
For the next $500 million	.6750
For the next $500 million	.6500
For the next $500 million	.6250
For managed assets over $2 billion	.6000
Average Daily Managed Assets*	Equity Premium and Growth (JPG) Fund-Level Fee Rate
For the first $500 million	.6800%
For the next $500 million	.6550
For the next $500 million	.6300
For the next $500 million	.6050
For managed assets over $2 billion	.5800

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*  For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds' use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust's issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute "eligible assets." Eligible assets do not include assets attributable to investments in other Nuveen Funds and assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser's assumption of the management of the former First American Funds effective January 1, 2011. As of June 30, 2013, the complex-level fee rate for each of these Funds was .1679%.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

For the first eight years of Equity Premium Opportunity's (JSN) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending January 31,			Year Ending January 31,
2005	*	.30%	2010	.30%
2006		.30	2011	.22
2007		.30	2012	.14
2008		.30	2013	.07
2009		.30

*  From the commencement of operations.

The Adviser has not agreed to reimburse Equity Premium Opportunity (JSN) for any portion of its fees and expenses beyond January 31, 2013.

Nuveen Investments

Annual Investment Management
Agreement Approval Process (Unaudited)

The Board of Trustees (each, a "Board" and each Trustee, a "Board Member") of the Funds, including the Board Members who are not parties to the Funds' advisory or sub-advisory agreements or "interested persons" of any such parties (the "Independent Board Members"), is responsible for approving the advisory agreements (each, an "Investment Management Agreement") between each Fund and Nuveen Fund Advisors, LLC (the "Advisor") and the sub-advisory agreements (each, a "Sub-Advisory Agreement") between the Advisor and Gateway Investment Advisers, LLC (the "Sub-Advisor") (the Investment Management Agreements and the Sub-Advisory Agreements are referred to collectively as the "Advisory Agreements") and their periodic continuation. Pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"), the Board is required to consider the continuation of the Advisory Agreements on an annual basis. Accordingly, at an in-person meeting held on May 20-22, 2013 (the "May Meeting"), the Board, including a majority of the Independent Board Members, considered and approved the continuation of the Advisory Agreements for the Funds for an additional one-year period.

In preparation for its considerations at the May Meeting, the Board requested and received extensive materials prepared in connection with the review of the Advisory Agreements. The materials provided a broad range of information regarding the Funds, the Advisor and the Sub-Advisor (the Advisor and the Sub-Advisor are collectively, the "Fund Advisers" and each, a "Fund Adviser"). As described in more detail below, the information provided included, among other things, a review of Fund performance, including Fund investment performance assessments against peer groups and appropriate benchmarks; a comparison of Fund fees and expenses relative to peers; a description and assessment of shareholder service levels for the Funds; a summary of the performance of certain service providers; a review of product initiatives and shareholder communications; and an analysis of the Advisor's profitability with comparisons to comparable peers in the managed fund business. As part of its annual review, the Board also held a separate meeting on April 17-18, 2013, to review the Funds' investment performance and consider an analysis provided by the Advisor of the Sub-Advisor which generally evaluated the Sub-Advisor's investment team, investment mandate, organizational structure and history, investment philosophy and process, performance of the applicable Fund, and significant changes to the foregoing. As a result of its review of the materials and discussions, the Board presented the Advisor with questions and the Advisor responded.

The materials and information prepared in connection with the annual review of the Advisory Agreements supplement the information and analysis provided to the Board during the year. In this regard, throughout the year, the Board, acting directly or through its committees, regularly reviews the performance and various services provided by the Advisor and the Sub-Advisor. The Board meets at least quarterly as well as at other times as the need arises. At its quarterly meetings, the Board reviews reports by the Advisor regarding, among other things, fund performance, fund expenses, premium and discount levels of closed-end funds, the performance of the investment teams, and compliance, regulatory and risk management matters. In addition to regular reports, the Advisor provides special reports to the Board or a committee thereof from time to time to enhance the Board's understanding of various topics that impact some or all the Nuveen funds (such as accounting and financial statement presentations of the various forms of leverage that may be used by a closed-end fund or an update on the valuation policies and procedures), to update the Board on regulatory developments impacting the investment company industry or to update the Board on the business plans or other matters impacting the Advisor. The Board also meets with key investment personnel managing the fund portfolios during the year. In October 2011, the Board also created two standing committees (the Open-End Fund Committee and the Closed-End Fund Committee) to assist the full Board in monitoring and gaining a deeper insight into the distinctive business practices of open-end and closed-end funds. These Committees meet prior to each quarterly Board meeting, and the Advisor provides presentations to these Committees permitting them to delve further into specific matters or initiatives impacting the respective product line.

Nuveen Investments

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

In addition, the Board continues its program of seeking to have the Board Members or a subset thereof visit each sub-advisor to the Nuveen funds at least once over a multiple year rotation, meeting with key investment and business personnel. In this regard, the Independent Board Members made a site visit to the Sub-Advisor in June 2012. In addition, the ad hoc Securities Lending Committee of the Board met with certain service providers and the Audit Committee of the Board made a site visit to three pricing service providers.

The Board considers the information provided and knowledge gained at these meetings and visits during the year when performing its annual review of the Advisory Agreements. The Independent Board Members also are assisted throughout the process by independent legal counsel. Counsel provided materials describing applicable law and the duties of directors or trustees in reviewing advisory contracts. During the course of the year and during their deliberations regarding the review of advisory contracts, the Independent Board Members met with independent legal counsel in executive sessions without management present. In addition, it is important to recognize that the management arrangements for the Nuveen funds are the result of many years of review and discussion between the Independent Board Members and fund management and that the Board Members' conclusions may be based, in part, on their consideration of fee arrangements and other factors developed in previous years.

The Board considered all factors it believed relevant with respect to each Fund, including among other factors: (a) the nature, extent and quality of the services provided by the Fund Advisers, (b) the investment performance of the Fund and Fund Advisers, (c) the advisory fees and costs of the services to be provided to the Fund and the profitability of the Fund Advisers, (d) the extent of any economies of scale, (e) any benefits derived by the Fund Advisers from the relationship with the Fund and (f) other factors. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund's Advisory Agreements. The Independent Board Members did not identify any single factor as all important or controlling. The Independent Board Members' considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A. Nature, Extent and Quality of Services

In considering renewal of the Advisory Agreements, the Independent Board Members considered the nature, extent and quality of the Fund Adviser's services, including advisory services and the resulting Fund performance and administrative services. The Independent Board Members further considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the capability and integrity of the Advisor and its staff and the Advisor's responsiveness to questions and concerns raised by them. The Independent Board Members reviewed materials outlining, among other things, the Fund Adviser's organization and business; the types of services that the Fund Adviser or its affiliates provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any applicable initiatives Nuveen had taken for the closed-end fund product line.

In considering advisory services, the Board recognized that the Advisor provides various oversight, administrative, compliance and other services for the Funds and the Sub-Advisor generally provides the portfolio investment management services to the Funds. In reviewing the portfolio management services provided to each Fund, the Board reviewed the materials provided by the Nuveen Investment Services Oversight Team analyzing, among other things, the Sub-Advisor's investment team and changes thereto, organization and history, assets under management, the investment team's philosophy and strategies in managing the Fund, developments affecting the Sub-Advisor or Fund and Fund performance. The Independent Board Members also reviewed portfolio manager compensation arrangements to evaluate each Fund Adviser's ability to attract and retain high quality investment personnel, preserve stability, and reward performance but not provide an inappropriate incentive to take undue risks. In addition, the Board considered the Advisor's execution of its oversight responsibilities over the Sub-Advisor. Given the importance of compliance, the Independent Board Members

Nuveen Investments

also considered Nuveen's compliance program, including the report of the chief compliance officer regarding the Funds' compliance policies and procedures; the resources dedicated to compliance; and the record of compliance with the policies and procedures. Given the Advisor's emphasis on business risk, the Board also appointed an Independent Board Member as a point person to review and keep the Board apprised of developments in this area during the year.

In addition to advisory services, the Board considered the quality and extent of administrative and other non-investment advisory services the Advisor and its affiliates provide to the Funds, including product management, investment services (such as oversight of investment policies and procedures, risk management, and pricing), fund administration, oversight of service providers, shareholder services and communications, administration of Board relations, regulatory and portfolio compliance, legal support, managing leverage and promoting an orderly secondary market for common shares. The Board further recognized Nuveen's additional investments in personnel, including in compliance and risk management.

In reviewing the services provided, the Board considered the new services and service enhancements that the Advisor has implemented since the various advisory agreements were last reviewed. In reviewing the activities of 2012, the Board recognized the Advisor's focus on product rationalization for both closed-end and open-end funds during the year, consolidating certain Nuveen funds through mergers that were designed to improve efficiencies and economies of scale for shareholders, repositioning various Nuveen funds through updates in their investment policies and guidelines with the expectation of bringing greater value to shareholders, and liquidating certain Nuveen funds. The Board recognized the Advisor's significant investment in technology initiatives to, among other things, create a central repository for fund and other Nuveen product data, develop a group within the Advisor designed to handle and analyze fund performance data, and implement a data system to support the risk oversight group. The Board also recognized the enhancements in the valuation group within the Advisor, including upgrading the team and process and automating certain basic systems, and in the compliance group with the addition of personnel, particularly within the testing group. With the advent of the Open-End Fund Committee and Closed-End Fund Committee, the Board also noted the enhanced support and comprehensive in-depth presentations provided by the Advisor to these committees.

In addition to the foregoing actions, the Board also considered other initiatives related to the Nuveen closed-end funds, including the significant level of oversight and administration necessary to manage leverage that has become increasingly varied and complex and the ongoing redesign of technology systems to manage and track the various forms of leverage; continued capital management services, including developing shelf offering programs for various funds; the implementation of projects designed to enhance data integrity for information published on the web and to increase the use of data received from third parties to gain market intelligence; and the continued communication efforts with shareholders, fund analysts and financial advisers. With respect to the latter, the Independent Board Members noted Nuveen's continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program and campaigns designed to raise investor and analyst awareness and understanding of closed-end funds. Nuveen's support services included, among other things: developing materials covering the Nuveen closed-end fund product line and educational materials regarding closed-end funds; designing and executing various marketing campaigns; supporting and promoting the alternative minimum tax (AMT)-free funds; sponsoring and participating in conferences; communicating with closed-end fund analysts and financial advisors throughout the year; providing marketing and product updates for the closed-end funds; and maintaining and enhancing a closed-end fund website.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement were satisfactory.

Nuveen Investments

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

B. The Investment Performance of the Funds and Fund Advisers

The Board, including the Independent Board Members, considered the performance history of each Fund over various time periods. The Board reviewed reports, including an analysis of the Funds' performance and the applicable investment team. In general, in considering a fund's performance, the Board recognized that a fund's performance can be reviewed through various measures including the fund's absolute return, the fund's return compared to the performance of other peer funds, and the fund's performance compared to its respective benchmark. Accordingly, the Board reviewed, among other things, each Fund's historic investment performance as well as information comparing the Fund's performance information with that of other funds (the "Performance Peer Group") and with recognized and/or customized benchmarks (i.e., benchmarks derived from multiple recognized benchmarks) for the quarter, one-, three- and five-year periods ending December 31, 2012 as well as performance information reflecting the first quarter of 2013. In addition, with respect to closed-end funds (such as the Funds), the Independent Board Members also reviewed historic premium and discount levels, including a summary of actions taken to address or discuss other developments affecting the secondary market discounts of various funds. This information supplemented the fund performance information provided to the Board at each of its quarterly meetings.

In evaluating performance, the Board recognized several factors that may impact the performance data as well as the consideration given to particular performance data. The Board recognized that the performance data reflects a snapshot of time, in this case as of the end of the most recent calendar year or quarter. The Board noted that selecting a different performance period could derive significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to disproportionately affect long-term performance. The Independent Board Members also noted that the investment experience of a particular shareholder in the Nuveen funds will vary depending on when such shareholder invests in the applicable fund, the class held (if multiple classes are offered in a fund) and the performance of the fund (or respective class) during that shareholder's investment period.

With respect to the comparative performance information, the Board recognized that the usefulness of comparative performance data as a frame of reference to measure a fund's performance may be limited because the Performance Peer Group, among other things, does not adequately reflect the objectives and strategies of the fund, has a different investable universe, or the composition of the peer set may be limited in size or number as well as other factors. In this regard, the Board noted that the Advisor classified, in relevant part, the Performance Peer Groups of certain funds (including the Funds) as having significant differences from the funds but to still be somewhat relevant while the Performance Peer Groups of other funds were classified as having such significant differences as to be irrelevant. Accordingly, while the Board is cognizant of the relative performance of a fund's peer set and/or benchmark(s), the Board evaluated fund performance in light of the respective fund's investment objectives, investment parameters and guidelines and considered that the variations between the objectives and investment parameters or guidelines of the funds with their peers and/or benchmarks result in differences in performance results. In addition, with respect to any Nuveen funds for which the Board has identified performance concerns, the Board monitors such funds closely until performance improves, discusses with the Advisor the reasons for such results, considers those steps necessary or appropriate to address such issues, and reviews the results of any efforts undertaken.

In considering the performance data for the Funds, the Independent Board Members noted that the Nuveen Equity Premium and Growth Fund (the "Equity Premium and Growth Fund") had demonstrated generally favorable performance in comparison to peers, performing in the first or second quartile over various periods. They also observed that the Equity Premium and Growth Fund outperformed its passive overwrite benchmark for the one-, three- and five-year periods. In addition, the Independent Board Members noted that each of the other Funds lagged its peers somewhat in the shorter periods, but demonstrated more favorable performance in the longer periods. In this regard, although the Nuveen Equity Premium Income Fund (the "Equity Premium Income Fund") performed in the third quartile for the

Nuveen Investments

one-year period, such Fund performed in the second quartile for the three- and five-year periods. Although the Nuveen Equity Premium Opportunity Fund (the "Equity Premium Opportunity Fund") and the Nuveen Equity Premium Advantage Fund (the "Equity Premium Advantage Fund") each performed in the fourth quartile in the one-year period, each such Fund performed in the second quartile for the three- and five-year periods. With respect to the Equity Premium Income Fund, the Equity Premium Opportunity Fund and the Equity Premium Advantage Fund, the Board also noted that the differences in the overwrite strategies applied by such Funds compared to peers generally contributed to the lower peer comparison during a rising equity market. Nevertheless, such Funds outperformed their passive overwrite benchmarks in the one-, three- and five-year periods.

Based on their review, the Independent Board Members determined that each Fund's investment performance had been satisfactory.

C. Fees, Expenses and Profitability

1. Fees and Expenses

The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund's gross management fee, net management fee and net expense ratio in absolute terms as well as compared to the fees and expenses of a comparable universe of funds provided by an independent fund data provider (the "Peer Universe") and any expense limitations.

The Independent Board Members further reviewed the methodology regarding the construction of the applicable Peer Universe. In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as: the limited size and particular composition of the Peer Universe (including the inclusion of other Nuveen funds in the peer set); expense anomalies; changes in the funds comprising the Peer Universe from year to year; levels of reimbursement or fee waivers; the timing of information used; and the differences in the type and use of leverage may impact the comparative data, thereby limiting somewhat the ability to make a meaningful comparison with peers.

In reviewing the fee schedule for a Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen. In reviewing fees and expenses (excluding leverage costs and leveraged assets, as applicable), the Board considered the expenses and fees to be higher if they were over 10 basis points higher, slightly higher if they were approximately 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Universe. In reviewing the reports, the Board noted that the majority of the Nuveen funds were at, close to or below their peer set average based on the net total expense ratio.

The Independent Board Members noted that the Funds had net management fees and net expense ratios (including fee waivers and expense reimbursements) that were below their peer averages.

Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund's management fees were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

The Board recognized that all Nuveen funds have a sub-advisor (which, in the case of the Funds, is a non-affiliated sub-advisor), and therefore, the overall fund management fee can be divided into two components, the fee retained by the Advisor and the fee paid to the sub-advisor. In general terms, the fee to the Advisor reflects the administrative services it provides to support the funds, and while some administrative services may occur at the sub-advisor

Nuveen Investments

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

level, the fee generally reflects the portfolio management services provided by the sub-advisor. The Independent Board Members reviewed information regarding the nature of services provided by the Advisor (including through its affiliated sub-advisors), and the range of fees and average fee such sub-advisors assessed for such services to other clients. Such other clients include separately managed accounts (both retail and institutional accounts), hedge funds, foreign investment funds offered by Nuveen and funds that are not offered by Nuveen but are sub-advised by one of Nuveen's investment management teams. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Many of the additional administrative services provided by the Advisor are not required for institutional clients. The Independent Board Members further noted that the management fee rates of the foreign funds advised by the Advisor may vary due to, among other things, differences in the client base, governing bodies, operational complexities and services covered by the management fee. Given the inherent differences in the various products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

In considering the fees of the Sub-Advisor, the Independent Board Members also considered the pricing schedule or fees that the Sub-Advisor charges for other clients. The Independent Board Members noted that the Funds' sub-advisory fees were the result of arm's-length negotiations. The Independent Board Members further noted that the fees paid to the Sub-Advisor for its sub-advisory services were at or below the low end of its average fees earned.

3. Profitability of Fund Advisers

In conjunction with their review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen's advisory activities for the last two calendar years, the allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2012. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they have an Independent Board Member serve as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members also considered Nuveen's revenues for advisory activities, expenses, and profit margin compared to that of various unaffiliated management firms with comparable assets under management (based on asset size and asset composition).

In reviewing profitability, the Independent Board Members recognized the Advisor's continued investment in its business to enhance its services, including capital improvements to investment technology, updated compliance systems, and additional personnel. In addition, in evaluating profitability, the Independent Board Members also recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses and that various allocation methodologies may each be reasonable but yield different results. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among

Nuveen Investments

other things, the adviser's particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen's methodology and assumptions for allocating expenses across product lines to determine profitability. Based on their review, the Independent Board Members concluded that the Advisor's level of profitability for its advisory activities was reasonable in light of the services provided.

The Independent Board Members also considered the Sub-Advisor's revenues, expenses and profitability margins for its advisory activities with the Funds. Based on their review, the Independent Board Members were satisfied that the Sub-Advisor's level of profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to a Fund Adviser by the Funds as well as indirect benefits (such as soft dollar arrangements), if any, the Fund Adviser and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds. See Section E below for additional information on indirect benefits a Fund Adviser may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase. Further, the Independent Board Members noted that although closed-end funds may from time-to-time make additional share offerings, the growth of their assets will occur primarily through the appreciation of such funds' investment portfolio.

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds' complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex are generally reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen's costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base. In addition, with the acquisition of the funds previously advised by FAF Advisors, Inc. at the end of 2010, the Board noted that a portion of such funds' assets at the time of acquisition were deemed eligible to be included in the complex-wide fee calculation in order to deliver fee savings to shareholders in the combined complex and such funds were subject to differing complex-level fee rates.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

E. Indirect Benefits

In evaluating fees, the Independent Board Members received and considered information regarding potential "fall out" or ancillary benefits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered any revenues received by affiliates of the Advisor for serving

Nuveen Investments

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

as co-manager in initial public offerings of new closed-end funds as well as revenues received in connection with secondary offerings.

In addition to the above, the Independent Board Members considered whether the Fund Advisers received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to the Fund Adviser in managing the assets of the Funds and other clients. The Funds' portfolio transactions are determined by the Sub-Advisor. The Independent Board Members considered that while the Sub-Advisor may select brokers that provide it with research services, it is the Sub-Advisor's current practice not to receive soft dollar credits in connection with trades executed for the Nuveen funds it advises. Such funds, however, may participate in transactions in which the Sub-Advisor has received unsolicited proprietary research.

Based on their review, the Independent Board Members concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations

The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of each Advisory Agreement are fair and reasonable, that the respective Fund Adviser's fees are reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Nuveen Investments

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each quarter you'll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Nuveen Investments

Reinvest Automatically,
Easily and Conveniently (continued)

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments

Glossary of Terms
Used in this Report

•  Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

•  Chicago Board Options Exchange (CBOE) S&P 500 BuyWrite Index (BXM): A benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

•  Chicago Board Options Exchange (CBOE) NASDAQ-100 BuyWrite Index (BXN): A benchmark index that measures the performance of a theoretical portfolio that owns a portfolio of the stocks included in the NASDAQ-100 Index®, and "writes" (or sells) NASDAQ-100 Index (NDX) covered call options. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

•  Comparative Index for JLA: A blended return consisting of: 1) 50% of the return of the S&P 500® Index, and 2) 50% of the NASDAQ -100 Index. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

•  Comparative Index for JSN: A blended return consisting of: 1) 75% of the return of the S&P 500® Index and 2) 25% of the NASDAQ -100 Index. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

•  Current Distribution Rate: Current distribution rate is based on the Fund's current annualized quarterly distribution divided by the Fund's current market price. The Fund's quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

•  Gross Domestic Product (GDP): The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.

•  NASDAQ -100 Index: An index including 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The NASDAQ-100 Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

•  Net Asset Value (NAV): The net market value of all securities held in a portfolio.

•  Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund's total assets (securities, cash, and accrued earnings), subtracting the Fund's liabilities, and dividing by the number of shares outstanding.

•  S&P 500® Index: An unmanaged index generally considered representative of the U.S. stock market. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

Nuveen Investments

Notes

Nuveen Investments

Notes

Nuveen Investments

Notes

Nuveen Investments

Additional Fund Information

Board of Trustees

John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager

Nuveen Fund Advisers, LLC
333 West Wacker Drive
Chicago, IL 60606

Custodian

State Street Bank & Trust Company
Boston, MA

Transfer Agent and
Shareholder Services

State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel

Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm

PricewaterhouseCoopers LLP
Chicago, IL

Quarterly Form N-Q Portfolio of Investments Information

Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC -0330 for room hours and operation.

Nuveen Funds' Proxy Voting Information

You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased shares of their common stock as shown in the accompanying table.

Fund	Shares Repurchased
JPZ	—
JSN	—
JLA	—
JPG	—

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates—Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management and Gresham Investment Management. In total, Nuveen Investments managed approximately $216 billion as of June 30, 2013.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com/cef

ESA-D-0613D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

a) See Portfolio of Investments in Item 1.

b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Equity Premium Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: September 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: September 5, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
(principal financial officer)

Date: September 5, 2013